UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3561

CAPITAL APPRECIATION VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

SEMIANNUAL REPORT • June 30, 2008

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S.),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED MAY LOSE VALUE NO BANK OR CREDIT UNION GUARANTEE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

Letter from the CEO of MFS

Dear Contract Owners:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Portfolio Composition — Capital Appreciation Variable Account

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	2.7%
Google, Inc., “A”	2.6%
Oracle Corp.	2.5%
Microsoft Corp.	2.3%
Amdocs Ltd.	2.2%
Genzyme Corp.	2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	2.1%
PepsiCo, Inc.	2.1%
Danaher Corp.	2.1%
CVS Caremark Corp.	2.1%

Equity sectors
Technology	23.8%
Health Care	17.0%
Consumer Staples	9.5%
Energy	9.1%
Retailing	8.9%
Financial Services	7.3%
Special Products & Services	6.4%
Industrial Goods & Services	6.0%
Leisure	4.5%
Utilities & Communications	2.3%
Basic Materials	2.1%
Transportation	1.2%

Percentages are based on net assets as of 6/30/08.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Global Governments Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	72.9%
U.S. Treasury Securities	18.7%
Commercial Mortgage-Backed Securities	2.8%
U.S. Government Agencies	2.3%
Mortgage-Backed Securities	1.1%
Municipal Bonds	0.6%

Credit quality of bonds (r)
AAA	65.4%
AA	34.6%

Portfolio facts
Average Duration (d)(i)	6.3
Average Life (i)(m)	8.3 yrs.
Average Maturity (i)(m)	8.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	26.8%
Japan	25.5%
United Kingdom	11.0%
Germany	9.5%
France	5.2%
Spain	4.8%
Netherlands	4.7%
Italy	4.1%
Belgium	3.9%
Other Countries	4.5%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Government Securities Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	57.6%
U.S. Treasury Securities	26.0%
U.S. Government Agencies	17.6%
Municipal Bonds	1.2%

Credit quality of bonds (r)
AAA	100.0%

Portfolio facts
Average Duration (d)(i)	4.9
Average Life (i)(m)	7.6 yrs.
Average Maturity (i)(m)	15.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AAA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or the equivalent exposure of derivatives.

Portfolio Composition — High Yield Variable Account

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	9.0%
Gaming & Lodging	8.0%
Utilities - Electric Power	7.2%
Broadcasting	6.3%
Energy - Independent	6.0%

Credit quality of bonds (r)
AAA	3.3%
AA	1.0%
A	1.4%
BBB	0.6%
BB	19.5%
B	52.9%
CCC	17.7%
D	0.1%
Not Rated	3.5%

Portfolio facts
Average Duration (d)(i)	4.3
Average Life (i)(m)	6.9 yrs.
Average Maturity (i)(m)	8.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/08.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or the equivalent exposure of derivative holdings.

Portfolio Composition — Money Market Variable Account

Portfolio structure (u)

Short-term credit quality (q)
Average Credit Quality Short-Term Bonds (a)	A-1
All holdings are rated “A-1”

Maturity breakdown (u)
0 - 29 days	49.6%
30 - 59 days	20.5%
60 - 89 days	12.8%
90 - 366 days	17.1%
Other Assets Less Liabilities (o)	0.0%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(o)	Less than 0.1%.
(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 6/30/08.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Total Return Variable Account

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 year	4.2%
Fannie Mae, 6.0%, 30 year	2.3%
Exxon Mobil Corp.	2.1%
U.S. Treasury Notes, 4.875%, 2009	1.8%
U.S. Treasury Notes, 4.625%, 2008	1.7%
Lockheed Martin Corp.	1.6%
U.S. Treasury Notes, 4.25%, 2013	1.6%
TOTAL S.A., ADR	1.5%
AT&T	1.2%
Wyeth	1.2%

Equity sectors
Financial Services	11.4%
Energy	9.6%
Utilities & Communications	7.2%
Consumer Staples	5.5%
Health Care	5.4%
Industrial Goods & Services	5.2%
Technology	3.3%
Retailing	3.3%
Leisure	1.8%
Basic Materials	1.4%
Autos & Housing	1.3%
Special Products & Services	1.0%
Transportation	0.7%

Fixed income sectors (i)
Mortgage-Backed Securities	16.6%
High Grade Corporates	9.9%
U.S. Treasury Securities	8.1%
Commercial Mortgage-Backed Securities	2.8%
U.S. Government Agencies	1.6%
Non U.S. Government Bonds	1.0%
Asset-Backed Securities	0.5%
Emerging Market Bonds	0.4%
Municipal Bonds	0.3%
High Yield Corporates	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio of Investments (unaudited) — June 30, 2008

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.1%
Aerospace - 2.1%
Precision Castparts Corp.	7,560	$728,550
United Technologies Corp.	45,070	2,780,819

		$3,509,369

Alcoholic Beverages - 1.5%
Diageo PLC	132,970	$2,444,141

Apparel Manufacturers - 3.5%
LVMH Moet Hennessy Louis Vuitton S.A.	33,560	$3,499,013
NIKE, Inc., “B”	39,110	2,331,347

		$5,830,360

Biotechnology - 3.2%
Genentech, Inc. (a)	13,540	$1,027,686
Genzyme Corp. (a)	51,350	3,698,227
Millipore Corp. (a)	9,910	672,493

		$5,398,406

Broadcasting - 2.4%
Grupo Televisa S.A., ADR	47,180	$1,114,392
News Corp., “A”	77,920	1,171,917
Omnicom Group, Inc.	40,190	1,803,727

		$4,090,036

Brokerage & Asset Managers - 2.6%
Charles Schwab Corp.	104,190	$2,140,063
Deutsche Boerse AG	11,120	1,248,132
Franklin Resources, Inc.	10,760	986,154

		$4,374,349

Business Services - 6.4%
Amdocs Ltd. (a)	126,530	$3,722,513
Automatic Data Processing, Inc.	39,950	1,673,905
Fidelity National Information Services, Inc.	21,350	788,029
Visa, Inc., “A”	20,710	1,683,930
Western Union Co.	119,120	2,944,646

		$10,813,023

Cable TV - 0.9%
Comcast Corp., “A”	82,310	$1,561,421

Computer Software - 6.1%
Citrix Systems, Inc. (a)	34,460	$1,013,469
Microsoft Corp.	137,380	3,779,324
Oracle Corp. (a)	203,590	4,275,390
VeriSign, Inc. (a)	31,170	1,178,226

		$10,246,409

Computer Software - Systems - 3.1%
Apple, Inc. (a)	10,720	$1,794,957
EMC Corp. (a)	107,320	1,576,531
International Business Machines Corp.	15,350	1,819,436

		$5,190,924

Consumer Goods & Services - 3.4%
Colgate-Palmolive Co.	25,100	$1,734,410
Estee Lauder Cos., Inc., “A”	18,850	875,583
Procter & Gamble Co.	51,260	3,117,121

		$5,727,114

Electrical Equipment - 3.9%
Danaher Corp.	44,890	$3,469,997
General Electric Co.	47,230	1,260,569
W.W. Grainger, Inc.	22,730	1,859,314

		$6,589,880

Electronics - 6.4%
Intel Corp.	135,750	$2,915,910
Intersil Corp., “A”	47,580	1,157,146

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Electronics - continued
KLA-Tencor Corp.	43,800	$1,783,098
National Semiconductor Corp.	43,310	889,587
Samsung Electronics Co. Ltd., GDR	7,372	2,161,633
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	166,264	1,813,940

		$10,721,314

Energy - Integrated - 4.0%
Exxon Mobil Corp.	34,340	$3,026,384
Hess Corp.	11,450	1,444,876
Marathon Oil Corp.	42,700	2,214,849

		$6,686,109

Food & Beverages - 4.6%
General Mills, Inc.	25,500	$1,549,635
Nestle S.A.	58,000	2,624,913
PepsiCo, Inc.	54,780	3,483,460

		$7,658,008

Food & Drug Stores - 2.7%
CVS Caremark Corp.	87,499	$3,462,335
Walgreen Co.	33,360	1,084,534

		$4,546,869

Gaming & Lodging - 1.2%
International Game Technology	36,100	$901,778
Royal Caribbean Cruises Ltd.	51,070	1,147,543

		$2,049,321

General Merchandise - 0.5%
Kohl’s Corp. (a)	20,380	$816,015

Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	28,450	$746,813

Insurance - 0.7%
MetLife, Inc.	21,930	$1,157,246

Internet - 3.3%
eBay, Inc. (a)	45,660	$1,247,888
Google, Inc., “A” (a)	8,210	4,321,908

		$5,569,796

Major Banks - 3.0%
Bank of New York Mellon Corp.	43,924	$1,661,645
State Street Corp.	53,140	3,400,429

		$5,062,074

Medical & Health Technology & Services - 1.2%
Cardinal Health, Inc.	18,300	$943,914
VCA Antech, Inc. (a)	37,550	1,043,139

		$1,987,053

Medical Equipment - 4.7%
Advanced Medical Optics, Inc. (a)	68,850	$1,290,249
Medtronic, Inc.	53,080	2,746,890
ResMed, Inc. (a)	33,380	1,193,001
Stryker Corp.	20,240	1,272,691
Zimmer Holdings, Inc. (a)	20,700	1,408,635

		$7,911,466

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	14,310	$1,219,069

Network & Telecom - 4.3%
Cisco Systems, Inc. (a)	191,720	$4,459,407
Juniper Networks, Inc. (a)	44,770	992,999
QUALCOMM, Inc.	19,670	872,758
Research in Motion Ltd. (a)	7,500	876,750

		$7,201,914

8-CAVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Oil Services - 5.1%
Halliburton Co.	61,090	$3,242,046
Noble Corp.	26,630	1,729,885
Schlumberger Ltd.	11,750	1,262,303
Weatherford International Ltd. (a)	46,260	2,294,033

		$8,528,267

Other Banks & Diversified Financials - 1.0%
American Express Co.	42,570	$1,603,612

Personal Computers & Peripherals - 0.6%
NetApp, Inc. (a)	45,890	$993,977

Pharmaceuticals - 7.4%
Allergan, Inc.	33,140	$1,724,937
Johnson & Johnson	53,060	3,413,880
Merck KGaA	11,980	1,701,747
Roche Holding AG	13,750	2,471,182
Wyeth	65,470	3,139,941

		$12,451,687

Specialty Chemicals - 1.4%
Praxair, Inc.	25,590	$2,411,602

Specialty Stores - 2.2%
Lowe’s Cos., Inc.	43,470	$902,003
Nordstrom, Inc.	44,530	1,349,259
Staples, Inc.	57,120	1,356,600

		$3,607,862

Telecommunications - Wireless - 2.3%
America Movil S.A.B. de C.V., “L”, ADR	47,530	$2,507,208
Rogers Communications, Inc., “B”	33,960	1,312,894

		$3,820,102

Trucking - 1.2%
FedEx Corp.	12,120	$954,935
United Parcel Service, Inc., “B”	17,270	1,061,587

		$2,016,522

Total Common Stocks (Identified Cost, $165,637,600)		$164,542,130

SHORT-TERM OBLIGATIONS - 1.9%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$3,221,000	$3,221,000

Total Investments (Identified Cost, $168,858,600)		$167,763,130

OTHER ASSETS, LESS LIABILITIES - 0.0%		30,736

NET ASSETS - 100.0%		$167,793,866

See portfolio footnotes and notes to financial statements.

9-CAVA

Portfolio of Investments (unaudited) — June 30, 2008

Global Governments Variable Account

Issuer	Shares/Par		Value ($)

BONDS - 96.2%
Foreign Bonds - 71.5%
Australia - 1.1%
Commonwealth of Australia, 6%, 2017	AUD	97,000	$90,199

Belgium - 3.7%
Kingdom of Belgium, 5.5%, 2017	EUR	192,000	$315,643

Canada - 1.8%
Canada Housing Trust, 4.6%, 2011	CAD	52,000	$52,337
Government of Canada, 4.5%, 2015	CAD	81,000	84,011
Government of Canada, 5.75%, 2033	CAD	16,000	19,721

			$156,069

Denmark - 0.6%
Kingdom of Denmark, 4%, 2015	DKK	253,000	$50,330

France - 5.0%
Republic of France, 6%, 2025	EUR	185,000	$323,510
Republic of France, 4.75%, 2035	EUR	68,000	102,977

			$426,487

Germany - 9.2%
Federal Republic of Germany, 5.25%, 2010	EUR	152,000	$242,032
Federal Republic of Germany, 3.75%, 2015	EUR	172,000	257,309
Federal Republic of Germany, 6.25%, 2030	EUR	152,000	279,240

			$778,581

Italy - 4.1%
Republic of Italy, 4.75%, 2013	EUR	221,000	$344,205

Japan - 25.5%
Development Bank of Japan, 1.4%, 2012	JPY	27,000,000	$256,792
Government of Japan, 0.8%, 2010	JPY	7,000,000	66,114
Government of Japan, 1.5%, 2012	JPY	16,000,000	153,470
Government of Japan, 1.3%, 2014	JPY	96,000,000	905,351
Government of Japan, 1.5%, 2015	JPY	11,000,000	105,025
Government of Japan, 1.7%, 2017	JPY	18,000,000	172,580
Government of Japan, 2.1%, 2024	JPY	29,000,000	275,616
Government of Japan, 2.2%, 2027	JPY	19,000,000	179,784
Government of Japan, 2.4%, 2037	JPY	5,000,000	47,103

			$2,161,835

Netherlands - 4.5%
Kingdom of Netherlands, 3.75%, 2014	EUR	258,000	$385,167

Spain - 4.5%
Kingdom of Spain, 5%, 2012	EUR	244,000	$385,665

Sweden - 0.7%
Kingdom of Sweden, 4.5%, 2015	SEK	345,000	$56,971

United Kingdom - 10.8%
United Kingdom Treasury, 9%, 2011	GBP	114,000	$250,875
United Kingdom Treasury, 8%, 2015	GBP	150,000	348,470
United Kingdom Treasury, 8%, 2021	GBP	65,000	162,946
United Kingdom Treasury, 4.25%, 2036	GBP	84,000	154,452

			$916,743

Total Foreign Bonds			$6,067,895

U.S. Bonds - 24.7%
Asset Backed & Securitized - 2.7%
Bayview Commercial Asset Trust, FRN, 3.648%, 2023 (n)	CAD	30,000	$22,575
Commercial Mortgage Asset Trust, FRN, 1.119%, 2032 (i)(n)		$1,338,267	34,308
Commercial Mortgage Pass-Through Certificates, FRN, 2.661%, 2017 (n)		59,000	56,984

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Bonds - continued
Asset Backed & Securitized - continued
Commercial Mortgage Pass-Through Certificates, FRN, 2.671%, 2017 (n)	$94,804	$89,752
First Union National Bank Commercial Mortgage Trust, FRN, 1.142%, 2043 (i)(n)	1,473,470	29,443

		$233,062

Mortgage Backed - 1.1%
Fannie Mae, 5.37%, 2013	$24,303	$24,860
Fannie Mae, 4.78%, 2015	23,969	23,365
Fannie Mae, 5.09%, 2016	25,000	24,630
Fannie Mae, 5.424%, 2016	24,300	24,529

		$97,384

Municipals - 0.6%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	$45,000	$48,650

U.S. Government Agencies - 2.3%
Aid-Egypt, 4.45%, 2015	$49,000	$49,418
Small Business Administration, 4.57%, 2025	39,081	36,984
Small Business Administration, 5.21%, 2026	105,122	105,070

		$191,472

U.S. Treasury Obligations - 18.0%
U.S. Treasury Bonds, 4.75%, 2017	$145,000	$153,609
U.S. Treasury Bonds, 8%, 2021	183,000	248,208
U.S. Treasury Bonds, 4.75%, 2037	52,000	53,698
U.S. Treasury Notes, 3.125%, 2008	1,000	1,004
U.S. Treasury Notes, 2.125%, 2010	572,000	567,844
U.S. Treasury Notes, 4.75%, 2012	267,000	281,747
U.S. Treasury Notes, 4%, 2015	211,000	216,885

		$1,522,995

Total U.S. Bonds		$2,093,563
Total Bonds (Identified Cost, $8,078,605)		$8,161,458

CALL OPTIONS PURCHASED - 0.0%
U.S. Treasury Notes 10 yr Future - July 2008 @ $114.50 (Premiums Paid, $769)	1	$688

PUT OPTIONS PURCHASED - 0.0%
USD Currency - July 2008 @ EUR 1.59 (Premiums Paid, $855)	125,610	$806

REPURCHASE AGREEMENTS - 4.3%
Merrill Lynch, 2.5%, dated 6/30/08, due 7/01/08, total to be received $359,025 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$359,000	$359,000

Total Investments (Identified Cost, $8,439,229)		$8,521,952

OTHER ASSETS, LESS LIABILITIES - (0.5)%		(39,649)

NET ASSETS - 100.0%		$8,482,303

10 - WGVA

Portfolio of Investments (unaudited) — continued

Forward Foreign Currency Exchange Contracts at 6/30/08

	Type	Currency	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
	SELL	AUD	43,861	8/11/08	$41,928	$41,815	$113
	SELL	CAD	17,147	8/25/08	16,865	16,836	29
	BUY	CHF	22,393	7/21/08	21,620	21,961	341
	SELL	CLP	5,130,779	7/17/08	10,298	9,759	539
	BUY	CNY	297,152	8/21/08	43,000	43,627	627
	BUY	DKK	36,123	8/12/08	7,471	7,611	140
	BUY	EUR	596,085	8/25/08	925,748	936,217	10,469
	BUY	GBP	2,000	8/26/08	3,902	3,970	68
	BUY	JPY	67,696,779	7/31/08 - 8/26/08	630,341	640,366	10,025
	BUY	NOK	438,305	7/18/08	84,444	85,967	1,523
	BUY	SEK	244,372	7/31/08	40,411	40,523	112
	SELL	SEK	275,655	7/31/08	46,000	45,710	290

							$24,276

Depreciation
	SELL	AUD	50,961	8/11/08	$47,266	$48,583	$(1,317)
	BUY	CLP	10,277,005	7/17/08	20,595	19,546	(1,049)
	BUY	EUR	26,400	8/25/08	41,469	41,464	(5)
	SELL	EUR	368,698	8/20/08 - 8/25/08	572,460	579,081	(6,621)
	SELL	GBP	228,458	8/26/08	447,586	453,446	(5,860)
	BUY	JPY	4,315,748	7/31/08	41,333	40,772	(561)
	SELL	JPY	24,590,289	7/31/08 - 8/26/08	228,994	232,367	(3,373)
	SELL	NZD	81,739	8/20/08	61,162	61,740	(578)

							$(19,364)

At June 30, 2008, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

11-WGVA

Portfolio of Investments (unaudited) — June 30, 2008

Government Securities Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 95.0%
Agency - Other - 5.7%
Financing Corp., 9.4%, 2018	$1,020,000	$1,381,217
Financing Corp., 10.35%, 2018	1,150,000	1,654,427
Financing Corp., STRIPS, 0%, 2017	1,220,000	796,152

		$3,831,796

Mortgage Backed - 57.4%
Fannie Mae, 4.73%, 2012	$91,746	$90,983
Fannie Mae, 4.79%, 2012-2015	1,032,900	1,035,956
Fannie Mae, 4.845%, 2013	253,374	251,317
Fannie Mae, 5%, 2013-2027	2,687,695	2,697,529
Fannie Mae, 5.06%, 2013-2017	192,031	190,395
Fannie Mae, 4.545%, 2014	113,216	110,225
Fannie Mae, 4.6%, 2014	122,051	119,067
Fannie Mae, 4.61%, 2014	370,129	361,558
Fannie Mae, 4.77%, 2014	103,146	101,227
Fannie Mae, 4.849%, 2014	761,059	750,852
Fannie Mae, 4.871%, 2014	468,091	463,308
Fannie Mae, 5.1%, 2014	134,379	133,855
Fannie Mae, 4.5%, 2015-2020	2,394,853	2,337,476
Fannie Mae, 4.56%, 2015	157,441	152,114
Fannie Mae, 4.62%, 2015	175,426	170,253
Fannie Mae, 4.665%, 2015	106,275	103,253
Fannie Mae, 4.7%, 2015	122,130	118,872
Fannie Mae, 4.74%, 2015	98,299	95,838
Fannie Mae, 4.81%, 2015	124,796	121,834
Fannie Mae, 4.815%, 2015	117,000	114,386
Fannie Mae, 4.82%, 2015	335,169	328,281
Fannie Mae, 4.89%, 2015	86,023	84,578
Fannie Mae, 4.925%, 2015	338,240	333,522
Fannie Mae, 5.471%, 2015	115,027	116,489
Fannie Mae, 6.5%, 2016-2036	1,381,545	1,433,884
Fannie Mae, 4.995%, 2017	297,377	294,362
Fannie Mae, 5.5%, 2017-2035	9,424,483	9,374,427
Fannie Mae, 6%, 2017-2037	2,473,180	2,512,363
Fannie Mae, 4.88%, 2020	84,499	84,273
Fannie Mae, 5.19%, 2020	81,305	79,504
Fannie Mae, 7.5%, 2022-2031	140,568	151,721
Freddie Mac, 4.5%, 2013-2021	168,039	168,484
Freddie Mac, 4.375%, 2015	392,236	391,247
Freddie Mac, 5%, 2016-2027	2,960,826	2,986,434
Freddie Mac, 6%, 2021-2037	2,324,739	2,361,150
Freddie Mac, 5.5%, 2022-2035	4,505,473	4,499,138
Freddie Mac, 6.5%, 2032-2037	600,240	623,459
Ginnie Mae, 5.5%, 2033-2038	2,535,652	2,530,122
Ginnie Mae, 5.612%, 2058	381,353	380,043
Ginnie Mae, 6.36%, 2058	344,793	353,979

		$38,607,758

Municipals - 1.2%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$670,000	$695,762
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	105,000	113,516

		$809,278

U.S. Government Agencies - 11.6%
Aid-Egypt, 4.45%, 2015	$473,000	$477,035
Aid-Peru, 9.98%, 2008	91,114	91,123
Empresa Energetica Cornito Ltd., 6.07%, 2010	1,152,000	1,192,735
Farmer Mac, 5.5%, 2011 (n)	690,000	731,263
Small Business Administration, 8.7%, 2009	13,942	14,258
Small Business Administration, 10.05%, 2009	1,645	1,679

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Government Agencies - continued
Small Business Administration, 6.44%, 2021	$388,402	$402,515
Small Business Administration, 6.625%, 2021	513,799	539,923
Small Business Administration, 4.98%, 2023	205,026	203,067
Small Business Administration, 4.77%, 2024	463,818	453,454
Small Business Administration, 4.86%, 2024	263,257	257,933
Small Business Administration, 4.88%, 2024	231,791	226,177
Small Business Administration, 4.99%, 2024	344,851	338,036
Small Business Administration, 5.11%, 2025	280,316	276,958
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	527,028
U.S. Department of Housing & Urban Development, 6.59%, 2016	2,045,000	2,050,789

		$7,783,973

U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds, 9.25%, 2016	$409,000	$556,687
U.S. Treasury Bonds, 7.5%, 2016	218,000	272,313
U.S. Treasury Bonds, 4.75%, 2017	993,000	1,051,959
U.S. Treasury Bonds, 7.875%, 2021	396,000	527,979
U.S. Treasury Bonds, 6.25%, 2023	322,000	383,105
U.S. Treasury Bonds, 6.75%, 2026 (f)	3,382,000	4,281,135
U.S. Treasury Bonds, 5.25%, 2029	876,000	950,392
U.S. Treasury Bonds, 4.375%, 2038	727,000	708,598
U.S. Treasury Notes, 4.75%, 2010	1,860,000	1,926,408
U.S. Treasury Notes, 2.125%, 2010	500,000	496,367
U.S. Treasury Notes, 4.125%, 2012	1,159,000	1,199,655
U.S. Treasury Notes, 12%, 2013	19,000	19,212
U.S. Treasury Notes, 4%, 2014	211,000	217,610
U.S. Treasury Notes, 4.75%, 2014	261,000	279,800

		$12,871,220

Total Bonds (Identified Cost, $63,835,523)		$63,904,025

REPURCHASE AGREEMENTS - 3.3%
Merrill Lynch, 2.5%, dated 6/30/08, due 7/01/08, total to be received $2,239,155 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$2,239,000	$2,239,000

Total Investments (Identified Cost, $66,074,523)		$66,143,025

OTHER ASSETS, LESS LIABILITIES - 1.7%		1,153,312

NET ASSETS - 100.0%		$67,296,337

12-GSVA

Portfolio of Investments (unaudited) — continued

Futures contracts outstanding at 6/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	14	$1,618,313	Sep - 08	$(36,799)
U.S. Treasury Note 5 yr (Long)	51	5,638,289	Sep - 08	21,736
U.S. Treasury Note 10 yr (Long)	3	341,766	Sep - 08	4,068

				$(10,995)

At June 30, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

13-GSVA

Portfolio of Investments (unaudited) — June 30, 2008

High Yield Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 88.7%
Aerospace - 1.2%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$240,000	$240,000
Vought Aircraft Industries, Inc., 8%, 2011	315,000	292,950

		$532,950

Airlines - 0.6%
Continental Airlines, Inc., 7.339%, 2014	$281,000	$213,560
Continental Airlines, Inc., 6.9%, 2017	53,024	43,745
Continental Airlines, Inc., 6.748%, 2017	42,178	34,797

		$292,102

Asset Backed & Securitized - 4.8%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	$165,567	$57,948
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	75,059	68,002
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	315,434	285,292
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017	71,823	65,689
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017	148,212	96,907
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	70,665	63,474
Crest Ltd., CDO, 7%, 2040	154,000	79,969
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	165,000	137,908
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	224,410	203,629
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	114,643	103,402
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	145,361	129,756
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	110,000	80,796
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	110,000	79,766
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	242,759	216,761
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	62,000	56,497
Wachovia Bank Commercial Mortgage Trust, FRN, 5.941%, 2047	87,180	60,931
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	240,129	220,660
Wachovia Credit, CDO, FRN, 4.154%, 2026 (z)	250,000	138,258

		$2,145,645

Automotive - 2.9%
Allison Transmission, Inc., 11%, 2015 (n)	$355,000	$317,725
Ford Motor Credit Co. LLC, 8.625%, 2010	190,000	161,178
Ford Motor Credit Co. LLC, 12%, 2015	350,000	307,883
Ford Motor Credit Co. LLC, 8%, 2016	300,000	218,029
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	155,000	136,467
General Motors Corp., 8.375%, 2033	291,000	172,418

		$1,313,700

Broadcasting - 5.7%
Allbritton Communications Co., 7.75%, 2012	$328,000	$318,980
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	135,000	98,550

Issuer	Shares/Par	Value ($)

BONDS - (continued)
Broadcasting - (continued)
CanWest MediaWorks LP, 9.25%, 2015 (n)	$160,000	$130,400
DIRECTV Holdings LLC, 7.625%, 2016 (z)	245,000	241,325
Lamar Media Corp., 6.625%, 2015	225,000	204,750
Lamar Media Corp., “C”, 6.625%, 2015	145,000	131,950
LBI Media, Inc., 8.5%, 2017 (n)	150,000	115,500
LIN TV Corp., 6.5%, 2013	320,000	292,800
Local TV Finance LLC, 9.25%, 2015 (n)(p)	235,000	183,300
Newport Television LLC, 13%, 2017 (n)(p)	280,000	246,400
Nexstar Broadcasting Group, Inc., 7%, 2014	270,000	234,900
Univision Communications, Inc., 9.75%, 2015 (n)(p)	450,000	330,750
Young Broadcasting, Inc., 8.75%, 2014	80,000	43,200

		$2,572,805

Brokerage & Asset Managers - 0.7%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$350,000	$322,875

Building - 1.8%
Associated Materials, Inc., 9.75%, 2012	$75,000	$74,250
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	120,000	79,200
Building Materials Corp. of America, 7.75%, 2014	165,000	135,300
Nortek Holdings, Inc., 10%, 2013 (n)	110,000	105,050
Nortek Holdings, Inc., 8.5%, 2014	195,000	124,800
Ply Gem Industries, Inc., 9%, 2012	345,000	202,688
Ply Gem Industries, Inc., 11.75%, 2013 (z)	85,000	77,988

		$799,276

Business Services - 0.7%
SunGard Data Systems, Inc., 10.25%, 2015	$326,000	$327,630

Cable TV - 3.9%
CCH I Holdings LLC, 11%, 2015	$105,000	$77,831
CCH II Holdings LLC, 10.25%, 2010	380,000	367,650
CCO Holdings LLC, 8.75%, 2013	705,000	648,600
CSC Holdings, Inc., 6.75%, 2012	285,000	267,900
CSC Holdings, Inc., 8.5%, 2015 (n)	5,000	4,913
Mediacom LLC, 9.5%, 2013	180,000	169,650
NTL Cable PLC, 9.125%, 2016	228,000	213,750

		$1,750,294

Chemicals - 3.6%
Innophos, Inc., 8.875%, 2014	$265,000	$265,000
Koppers Holdings, Inc., 9.875%, 2013	220,000	231,000
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014	348,000	314,940
Momentive Performance Materials, Inc., 9.75%, 2014	75,000	64,125
Momentive Performance Materials, Inc., 11.5%, 2016	304,000	226,480
Nalco Co., 7.75%, 2011	235,000	235,000
Nalco Co., 8.875%, 2013	300,000	307,500

		$1,644,045

Computer Software - 0.6%
First Data Corp., 9.875%, 2015 (n)	$305,000	$265,350

Consumer Goods & Services - 2.2%
Corrections Corp. of America, 6.25%, 2013	$120,000	$115,500
GEO Group, Inc., 8.25%, 2013	180,000	183,600

14-HYVA

Portfolio of Investments (unaudited)— continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Consumer Goods & Services - continued
Jarden Corp., 7.5%, 2017	$75,000	$65,250
KAR Holdings, Inc., 10%, 2015	170,000	142,800
Service Corp. International, 7.375%, 2014	110,000	110,000
Service Corp. International, 7%, 2017	400,000	382,000

		$999,150

Containers - 1.2%
Crown Americas LLC, 7.625%, 2013	$150,000	$149,625
Graham Packaging Co. LP, 9.875%, 2014	165,000	146,025
Greif, Inc., 6.75%, 2017	165,000	159,225
Owens-Brockway Glass Container, Inc., 8.25%, 2013	105,000	107,625

		$562,500

Defense Electronics - 0.9%
L-3 Communications Corp., 6.125%, 2014	$235,000	$220,313
L-3 Communications Corp., 5.875%, 2015	215,000	198,338

		$418,651

Electronics - 0.9%
Avago Technologies Finance, 11.875%, 2015	$120,000	$129,000
Flextronics International Ltd., 6.25%, 2014	125,000	116,875
Spansion LLC, 11.25%, 2016 (n)	240,000	148,800

		$394,675

Emerging Market Sovereign - 0.6%
Republic of Argentina, FRN, 3.092%, 2012	$303,750	$255,675

Energy - Independent - 5.9%
Chaparral Energy, Inc., 8.875%, 2017	$160,000	$138,800
Chesapeake Energy Corp., 7%, 2014	149,000	146,020
Chesapeake Energy Corp., 6.375%, 2015	265,000	250,425
Forest Oil Corp., 7.25%, 2019	150,000	144,000
Forest Oil Corp., 7.25%, 2019 (n)	35,000	33,600
Hilcorp Energy I LP, 7.75%, 2015 (n)	20,000	19,200
Hilcorp Energy I LP, 9%, 2016 (n)	115,000	117,013
Mariner Energy, Inc., 8%, 2017	140,000	135,450
Newfield Exploration Co., 6.625%, 2014	250,000	235,000
OPTI Canada, Inc., 8.25%, 2014	320,000	318,400
Plains Exploration & Production Co., 7%, 2017	355,000	340,800
Plains Exploration & Production Co., 7.625%, 2018	70,000	70,000
Quicksilver Resources, Inc., 7.125%, 2016	355,000	330,594
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	95,000	97,375
SandRidge Energy, Inc., 8%, 2018 (n)	130,000	130,650
Southwestern Energy Co., 7.5%, 2018 (n)	140,000	144,047

		$2,651,374

Entertainment - 0.5%
AMC Entertainment, Inc., 11%, 2016	$150,000	$148,500
Marquee Holdings, Inc., 9.505%, 2014	115,000	90,275

		$238,775

Issuer	Shares/Par		Value ($)

BONDS - continued
Financial Institutions - 1.0%
General Motors Corp., 6.875%, 2011		$422,000	$303,237
General Motors Corp., 8%, 2031		217,000	141,175
Residential Capital LLC, 9.625%, 2015 (z)		10,000	4,850

			$449,262

Food & Beverages - 2.5%
ARAMARK Corp., 8.5%, 2015		$420,000	$411,600
B&G Foods, Inc., 8%, 2011		175,000	171,938
Dean Foods Co., 7%, 2016		215,000	186,513
Del Monte Corp., 6.75%, 2015		185,000	176,213
Michael Foods, Inc., 8%, 2013		175,000	172,375

			$1,118,639

Forest & Paper Products - 2.5%
Buckeye Technologies, Inc., 8%, 2010		$49,000	$49,000
Buckeye Technologies, Inc., 8.5%, 2013		375,000	373,125
Georgia-Pacific Corp., 7.125%, 2017 (n)		135,000	126,900
Georgia-Pacific Corp., 8%, 2024		75,000	69,375
Graphic Packaging International Corp., 9.5%, 2013		115,000	109,825
JSG Funding PLC, 7.75%, 2015		25,000	22,750
Millar Western Forest Products Ltd., 7.75%, 2013		245,000	159,250
NewPage Holding Corp., 10%, 2012		80,000	81,000
Smurfit-Stone Container Corp., 8%, 2017		165,000	132,000

			$1,123,225

Gaming & Lodging - 7.0%
Firekeepers Development Authority, 13.875%, 2015 (z)		$145,000	$141,738
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		345,000	224,250
Harrah’s Operating Co., Inc., 5.5%, 2010		140,000	125,125
Harrah’s Operating Co., Inc., 5.375%, 2013		170,000	104,125
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		415,000	344,450
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		300,000	220,500
Mandalay Resort Group, 9.375%, 2010		175,000	175,000
MGM Mirage, 8.5%, 2010		140,000	138,250
MGM Mirage, 8.375%, 2011		215,000	207,475
MGM Mirage, 6.75%, 2013		200,000	172,500
MGM Mirage, 5.875%, 2014		195,000	157,950
Pinnacle Entertainment, Inc., 7.5%, 2015		320,000	244,800
Station Casinos, Inc., 6.5%, 2014		530,000	304,750
Station Casinos, Inc., 6.875%, 2016		380,000	207,575
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		405,000	252,113
Wynn Las Vegas LLC, 6.625%, 2014		130,000	118,950

			$3,139,551

General Merchandise - 0.5%
Buhrmann U.S., Inc., 7.875%, 2015		$195,000	$217,889

Industrial - 1.6%
Blount, Inc., 8.875%, 2012		$205,000	$205,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	106,946
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$400,000	404,000

			$715,946

Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)		$160,000	$137,600

15-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014	$280,000	$274,400

Major Banks - 1.1%
Bank of America Corp., 8% to 2018, FRN to 2049	$225,000	$210,796
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	325,000	304,733

		$515,529

Medical & Health Technology & Services - 7.9%
Biomet, Inc., 10%, 2017	$160,000	$170,800
Biomet, Inc., 11.625%, 2017	310,000	328,600
Community Health Systems, Inc., 8.875%, 2015	490,000	493,063
Cooper Cos., Inc., 7.125%, 2015	220,000	211,200
DaVita, Inc., 7.25%, 2015	395,000	384,138
HCA, Inc., 6.375%, 2015	445,000	369,350
HCA, Inc., 9.25%, 2016	765,000	787,950
Psychiatric Solutions, Inc., 7.75%, 2015	200,000	198,000
U.S. Oncology, Inc., 10.75%, 2014	325,000	322,563
Universal Hospital Services, Inc., 8.5%, 2015 (p)	155,000	155,000
Universal Hospital Services, Inc., FRN, 6.302%, 2015	45,000	42,075
VWR Funding, Inc., 10.25%, 2015 (p)	135,000	124,538

		$3,587,277

Metals & Mining - 4.5%
Arch Western Finance LLC, 6.75%, 2013	$175,000	$171,500
FMG Finance Ltd., 10.625%, 2016 (n)	320,000	372,800
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	580,000	611,900
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	305,000	308,007
Peabody Energy Corp., 5.875%, 2016	225,000	210,375
Peabody Energy Corp., 7.375%, 2016	175,000	174,563
PNA Group, Inc., 10.75%, 2016	160,000	188,000

		$2,037,145

Municipals - 0.4%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$215,000	$199,468

Natural Gas - Distribution - 0.9%
AmeriGas Partners LP, 7.125%, 2016	$200,000	$185,500
Inergy LP, 6.875%, 2014	235,000	218,550

		$404,050

Natural Gas - Pipeline - 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$155,000	$152,288
Atlas Pipeline Partners LP, 8.75%, 2018 (z)	140,000	138,950
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	255,000	256,895
El Paso Corp., 7.25%, 2018	140,000	137,900
Transcontinental Gas Pipe Line Corp., 7%, 2011	55,000	57,200
Williams Partners LP, 7.25%, 2017	205,000	205,000

		$948,233

Network & Telecom - 3.8%
Cincinnati Bell, Inc., 8.375%, 2014	$315,000	$304,763
Citizens Communications Co., 9.25%, 2011	225,000	232,875
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	205,000	200,900
Qwest Capital Funding, Inc., 7.25%, 2011	355,000	344,350

Issuer	Shares/Par	Value ($)

BONDS - continued
Network & Telecom - continued
Qwest Corp., 7.875%, 2011	$95,000	$95,000
Qwest Corp., 8.875%, 2012	300,000	306,000
Windstream Corp., 8.625%, 2016	215,000	214,463

		$1,698,351

Oil Services - 0.9%
Basic Energy Services, Inc., 7.125%, 2016	$290,000	$282,025
GulfMark Offshore, Inc., 7.75%, 2014	110,000	110,825

		$392,850

Printing & Publishing - 3.2%
American Media Operations, Inc., 10.25%, 2009 (z)	$8,181	$6,586
American Media Operations, Inc., “B”, 10.25%, 2009	225,000	181,125
Dex Media West LLC, 9.875%, 2013	119,000	107,100
Dex Media, Inc., 0% to 2008, 9% to 2013	300,000	214,500
Dex Media, Inc., 0% to 2008, 9% to 2013	425,000	303,875
Idearc, Inc., 8%, 2016	395,000	248,356
Nielsen Finance LLC, 10%, 2014	230,000	231,725
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	40,000	27,500
Quebecor World, Inc., 6.125%, 2013 (d)	105,000	38,325
R.H. Donnelley Corp., 8.875%, 2016	175,000	105,000

		$1,464,092

Retailers - 0.4%
Couche-Tard, Inc., 7.5%, 2013	$120,000	$118,500
Sally Holdings LLC, 10.5%, 2016	45,000	42,863

		$161,363

Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$160,000	$140,000

Steel - 0.3%
Evraz Group S.A., 8.875%, 2013 (z)	$140,000	$140,168

Supermarkets - 0.4%
Stater Brothers Holdings, Inc., 7.75%, 2015	$165,000	$163,763

Telecommunications - Wireless - 1.7%
Alltel Corp., 7%, 2012	$238,000	$242,760
MetroPCS Wireless, Inc., 9.25%, 2014	255,000	245,438
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	250,000	262,500

		$750,698

Transportation - Services - 0.3%
Hertz Corp., 8.875%, 2014	$160,000	$146,400
Utilities - Electric Power - 5.8%
Dynegy Holdings, Inc., 7.5%, 2015	$125,000	$115,313
Edison Mission Energy, 7%, 2017	340,000	317,900
Mirant North America LLC, 7.375%, 2013	240,000	237,900
NRG Energy, Inc., 7.375%, 2016	965,000	908,306
Reliant Energy, Inc., 6.75%, 2014	75,000	76,500
Reliant Energy, Inc., 7.875%, 2017	340,000	332,350
Sierra Pacific Resources, 8.625%, 2014	110,000	115,300
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	525,000	514,500

		$2,618,069

Total Bonds (Identified Cost, $42,567,665)		$40,031,440

16-HYVA

Portfolio of Investments (unaudited)— continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) - 6.0%
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.69%, 2014	10,085	$9,448
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	250,954	235,113

		$244,561

Automotive - 1.2%
Federal-Mogul Corp., Term Loan B, 4.41%, 2014	187,893	$156,890
Ford Motor Co., Term Loan B, 5.48%, 2013	392,244	315,658
Mark IV Industries, Inc., Second Lien Term Loan, 11.42%, 2011	169,464	68,633

		$541,181

Broadcasting - 0.5%
Young Broadcasting, Inc., Term Loan, 5.19%, 2012	182,093	$163,884
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012	67,169	60,452

		$224,336

Computer Software - 0.5%
First Data Corp., Term Loan B-1, 5.26%, 2014	241,834	$221,671

Forest & Paper Products - 0.1%
Abitibi Consolidated, Inc., Term Loan, 11.5%, 2009	65,619	$65,701

Gaming & Lodging - 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	248,868	$156,787

Medical & Health Technology & Services - 0.9%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (q)	8,611	$8,106
Community Health Systems, Inc., Term Loan B, 4.86%, 2014	168,339	158,465
HCA, Inc., Term Loan B, 5.05%, 2013	240,438	225,481

		$392,052

Printing & Publishing - 0.5%
Idearc, Inc., Term Loan B, 4.79%, 2014	23,068	$18,390
Tribune Co., Term Loan B, 2014 (o)	286,550	215,271

		$233,661

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 5.45%, 2013	91,676	$76,034

Telecommunications - Wireless - 0.3%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	126,672	$125,754

Utilities - Electric Power - 1.0%
Calpine Corp., DIP Term Loan, 5.69%, 2009	202,032	$192,829
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	262,052	242,153

		$434,982

Total Floating Rate Loans (Identified Cost, $2,888,263)		$2,716,720

COMMON STOCKS - 1.9%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	53	$0

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Cable TV - 0.7%
Cablevision Systems Corp., “A” (a)	2,100	$47,460
Comcast Corp., “A”	11,300	214,361
Time Warner Cable, Inc. (a)	2,800	74,144

		$335,965

Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)	2,300	$10,465

Electronics - 0.1%
Intel Corp.	2,300	$49,404

Energy - Integrated - 0.1%
Chevron Corp.	500	$49,565

Forest & Paper Products - 0.0%
Louisiana-Pacific Corp.	2,600	$22,074

Gaming & Lodging - 0.2%
MGM Mirage (a)	1,300	$44,057
Pinnacle Entertainment, Inc. (a)	2,400	25,176

		$69,233

Major Banks - 0.1%
Bank of America Corp.	1,200	$28,644
JPMorgan Chase & Co.	600	20,586

		$49,230

Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	21,250	$0

Real Estate - 0.2%
Host Hotels & Resorts, Inc., REIT	5,000	$68,250

Telephone Services - 0.2%
Windstream Corp.	7,600	$93,784

Utilities - Electric Power - 0.3%
Reliant Energy, Inc. (a)	6,100	$129,747

Total Common Stocks (Identified Cost, $1,179,955)		$877,717

PREFERRED STOCKS - 0.8%
Brokerage & Asset Managers - 0.8%
Merrill Lynch Co., Inc., 8.625%, (Identified Cost, $380,625)	$15,225	$353,220

SHORT-TERM OBLIGATIONS - 1.1%
Toyota Motor Credit Corp., at Amortized Cost and Value (y)	494,000	$494,000

Total Investments (Identified Cost, $47,510,508)		$44,473,097

OTHER ASSETS, LESS LIABILITIES - 1.5%		675,468

NET ASSETS - 100.0%		$45,148,565

17-HYVA

Portfolio of Investments (unaudited) — continued

Derivative Contracts at 6/30/08

Forward Foreign Currency Exchange Contracts at 6/30/08

	Type	Currency	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
	BUY	EUR	47,850	8/25/08	$74,323	$75,154	$831

Depreciation
	SELL	EUR	107,762	8/25/08	$167,321	$169,251	$(1,930)

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	200,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(30,804)
6/20/09	USD	100,000	JPMorgan Chase Bank	4.80% (fixed rate)	(1)	$(14,792)
6/20/12	USD	200,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	$(53,953)
6/20/12	USD	100,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	$(25,998)
6/20/13	USD	200,000	Goldman Sachs International (a)	5.0% (fixed rate)	(3)	$(44,927)

						$(170,474)

(1)	Variable account to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.
(2)	Variable account to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.
(3)	Variable account to pay notional amount upon a defined credit event by Station Casinos, Inc., 6.0%, 4/01/12.
(a)	Net unamortized premiums received by the variable account amounted to $33,974.

At June 30, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

18-HYVA

Portfolio of Investments (unaudited) — June 30, 2008

Money Market Variable Account

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT - 20.2%
Financial Institutions - 3.0%
Swedbank AB, NY, 2.87%, due 10/14/08	$1,280,000	$1,280,000

Major Banks - 11.9%
Bank of Scotland PLC, NY, 2.78%, due 9/09/08	$1,250,000	$1,250,000
Barclays Bank PLC, NY, 2.8%, due 11/20/08	1,250,000	1,250,000
BNP Paribas, NY, 3.65%, due 7/16/08	1,350,000	1,350,000
Societe Generale, NY, 2.91%, due 7/14/08	1,295,000	1,295,000

		$5,145,000

Other Banks & Diversified Financials - 5.3%
DEPFA Bank PLC, NY, 3.15%, due 12/29/08	$1,280,000	$1,280,000
Rabobank Nederland N.V., NY, 2.38%, due 7/02/08	993,000	993,000

		$2,273,000

Total Certificates of Deposit, at Amortized Cost and Value		$8,698,000

COMMERCIAL PAPER (y) - 65.5%
Alcoholic Beverages - 3.0%
Anheuser-Busch Company, Inc., 2.4%, due 7/01/08 (t)	$1,288,000	$1,288,000

Automotive - 3.0%
Toyota Motor Credit Corp., 2.45%, due 7/01/08	$1,283,000	$1,283,000
Toyota Motor Credit Corp., 2.57%, due 7/01/08	5,000	5,000

		$1,288,000

Brokerage & Asset Managers - 5.9%
Merrill Lynch & Co., Inc., 3.15%, due 12/22/08	$1,293,000	$1,273,314
Morgan Stanley, 3.15%, due 12/08/08	1,294,000	1,275,884

		$2,549,198

Conglomerates - 3.0%
United Technologies Corp., 2.35%, due 7/01/08 (t)	$1,288,000	$1,288,000

Energy - Integrated - 2.1%
ConocoPhillips, 2.3%, due 7/01/08 (t)	$901,000	$901,000

Financial Institutions - 11.7%
American Express Credit Corp., 2.5%, due 7/01/08	$13,000	$13,000
American Express Credit Corp., 2.8%, due 9/18/08	1,283,000	1,275,117
American General Finance Corp., 2.58%, due 7/01/08	11,000	11,000
American General Finance Corp., 2.78%, due 9/09/08	1,284,000	1,277,059
Cargill, Inc., 2.35%, due 7/30/08 (t)	1,280,000	1,277,577
General Electric Capital Co., 2.42%, due 8/01/08	1,200,000	1,197,499

		$5,051,252

Food & Beverages - 5.9%
Archer Daniels Midland Co., 2.27%, due 8/04/08 (t)	$1,290,000	$1,287,234
Coca-Cola Co., 2.03%, due 7/10/08 (t)	1,266,000	1,265,358

		$2,552,592

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) - continued
Forest & Paper Products - 3.0%
Mcgraw-Hill Cos., Inc., 2.25%, due 7/14/08 (t)	$1,289,000	$1,287,953

Insurance - 1.0%
Prudential Funding LLC, 2.5%, due 9/10/08	$425,000	$422,905
Major Banks - 11.5%
Abbey National North America LLC, 2.36%, due 7/15/08	$270,000	$269,752
Abbey National North America LLC, 2.81%, due 11/10/08	1,010,000	999,594
Bank of America Corp., 2.45%, due 7/02/08	420,000	419,971
Bank of America Corp., 2.6%, due 8/26/08	647,000	644,383
JPMorgan Chase & Co., 2.6%, due 7/21/08	1,289,000	1,287,138
Natexis Banques Populaires U.S. Financial Co., LLC, 2.6%, due 7/14/08	1,330,000	1,328,751

		$4,949,589

Medical Equipment - 3.2%
Pfizer, Inc., 2.68%, due 8/06/08 (t)	$1,380,000	$1,376,302

Network & Telecom - 3.0%
AT&T, Inc., 2.18%, due 7/31/08 (t)	$1,277,000	$1,274,680
AT&T, Inc., 2.35%, due 7/01/08 (t)	14,000	14,000

		$1,288,680

Other Banks & Diversified Financials - 9.2%
Calyon North America, Inc., 2.44%, due 7/08/08	$207,000	$206,902
Citigroup Funding Inc., 2.67%, due 9/02/08	361,000	359,313
Citigroup Funding, Inc., 2.7%, due 9/19/08	922,000	916,468
Dexia Delaware LLC, 2.63%, due 8/12/08	1,275,000	1,271,088
Svenska Handelsbanken AB, 2.52%, due 7/11/08	735,000	734,486
UBS Finance Delaware LLC, 2.65%, due 7/16/08	482,000	481,467

		$3,969,724

Total Commercial Paper, at Amortized Cost and Value		$28,213,195

U.S. GOVERNMENT AGENCIES - 4.2%
Fannie Mae, 2.5%, due 8/20/08, at Amortized Cost and Value (y)	$1,798,000	$1,791,757

REPURCHASE AGREEMENTS - 10.0%
Merrill Lynch, 2.50%, dated 6/30/08, due 7/01/08, total to be received $4,295,298 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$4,295,000	$4,295,000

Total Investments, at Amortized Cost and Value		$42,997,952

OTHER ASSETS, LESS LIABILITIES - 0.1%		45,314

NET ASSETS - 100.0%		$43,043,266

See portfolio footnotes and notes to financial statements.

19-MMVA

Portfolio of Investments (unaudited) — June 30, 2008

Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 57.1%
Aerospace - 3.0%
Lockheed Martin Corp.	22,560	$2,225,757
Northrop Grumman Corp.	13,010	870,369
Raytheon Co.	1,230	69,224
United Technologies Corp.	17,010	1,049,517

		$4,214,867

Alcoholic Beverages - 0.6%
Diageo PLC	34,196	$628,562
Heineken N.V.	3,700	188,137

		$816,699

Apparel Manufacturers - 0.6%
NIKE, Inc., “B”	13,140	$783,275

Automotive - 0.6%
Harley-Davidson, Inc.	5,250	$190,365
Johnson Controls, Inc.	21,570	618,628

		$808,993

Biotechnology - 0.5%
Amgen, Inc. (a)	5,370	$253,249
Genzyme Corp. (a)	6,250	450,125

		$703,374

Broadcasting - 1.0%
Omnicom Group, Inc.	15,100	$677,688
Walt Disney Co.	21,020	655,824
WPP Group PLC	11,250	108,388

		$1,441,900

Brokerage & Asset Managers - 1.8%
Deutsche Boerse AG	2,490	$279,483
Franklin Resources, Inc.	5,860	537,069
Goldman Sachs Group, Inc.	5,930	1,037,157
Invesco Ltd.	7,640	183,207
Legg Mason, Inc.	1,810	78,862
Merrill Lynch & Co., Inc.	13,830	438,549

		$2,554,327

Business Services - 1.0%
Accenture Ltd., “A”	12,770	$519,994
Automatic Data Processing, Inc.	6,780	284,082
Fidelity National Information Services, Inc.	7,890	291,220
Visa, Inc., “A”	2,990	243,117
Western Union Co.	2,200	54,384

		$1,392,797

Cable TV - 0.2%
Time Warner Cable, Inc. (a)	10,430	$276,186

Chemicals - 1.0%
3M Co.	3,100	$215,729
PPG Industries, Inc.	16,700	958,079
Rohm & Haas Co.	3,300	153,252

		$1,327,060

Computer Software - 0.8%
Oracle Corp. (a)	53,740	$1,128,540
Synopsys, Inc. (a)	1,300	31,083

		$1,159,623

Computer Software - Systems - 1.3%
Hewlett-Packard Co.	8,780	$388,164
International Business Machines Corp.	12,330	1,461,475

		$1,849,639

Construction - 0.5%
Masco Corp.	13,940	$219,276
Pulte Homes, Inc.	15,800	152,154

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Construction - continued
Sherwin-Williams Co.	3,770	$173,156
Toll Brothers, Inc. (a)	5,820	109,009

		$653,595

Consumer Goods & Services - 0.6%
Clorox Co.	7,050	$368,010
Procter & Gamble Co.	8,560	520,534

		$888,544

Containers - 0.0%
Smurfit-Stone Container Corp. (a)	710	$2,890

Electrical Equipment - 1.1%
Danaher Corp.	4,000	$309,200
General Electric Co.	11,380	303,732
W.W. Grainger, Inc.	7,040	575,872
WESCO International, Inc. (a)	7,150	286,286

		$1,475,090

Electronics - 1.0%
Flextronics International Ltd. (a)	21,340	$200,596
Intel Corp.	44,860	963,593
Samsung Electronics Co. Ltd., GDR	454	133,123
SanDisk Corp. (a)	4,600	86,020

		$1,383,332

Energy - Independent - 2.4%
Apache Corp.	11,500	$1,598,500
Devon Energy Corp.	10,220	1,228,035
EOG Resources, Inc.	2,240	293,888
Sunoco, Inc.	4,240	172,526

		$3,292,949

Energy - Integrated - 6.5%
Chevron Corp.	10,475	$1,038,387
ConocoPhillips	4,200	396,438
Exxon Mobil Corp.	32,772	2,888,196
Hess Corp.	13,180	1,663,184
Marathon Oil Corp.	18,450	957,002
TOTAL S.A., ADR	24,370	2,078,030

		$9,021,237

Engineering - Construction - 0.0%
North American Energy Partners, Inc. (a)	1,800	$39,024

Food & Beverages - 2.7%
General Mills, Inc.	17,050	$1,036,129
Hain Celestial Group, Inc. (a)	600	14,088
Kellogg Co.	16,000	768,320
Nestle S.A.	25,190	1,140,027
PepsiCo, Inc.	12,360	785,972

		$3,744,536

Food & Drug Stores - 1.4%
CVS Caremark Corp.	23,864	$944,298
Kroger Co.	8,930	257,809
Safeway, Inc.	13,140	375,147
Walgreen Co.	11,770	382,643

		$1,959,897

Furniture & Appliances - 0.2%
Jarden Corp. (a)	13,140	$239,674

Gaming & Lodging - 0.6%
Royal Caribbean Cruises Ltd.	24,780	$556,807
Wyndham Worldwide	14,000	250,740

		$807,547

20-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
General Merchandise - 0.8%
Macy’s, Inc.	40,460	$785,733
Wal-Mart Stores, Inc.	6,260	351,812

		$1,137,545

Health Maintenance Organizations - 0.6%
UnitedHealth Group, Inc.	10,760	$282,450
WellPoint, Inc. (a)	10,180	485,179

		$767,629

Insurance - 4.4%
Allstate Corp.	35,260	$1,607,503
Aon Corp.	2,110	96,933
Aspen Insurance Holdings Ltd.	3,600	85,212
Chubb Corp.	3,370	165,164
Conseco, Inc. (a)	25,300	250,976
Genworth Financial, Inc., “A”	55,810	993,976
Hartford Financial Services Group, Inc.	8,910	575,319
Max Capital Group Ltd.	10,700	228,231
MetLife, Inc.	27,810	1,467,534
Principal Financial Group, Inc.	2,500	104,925
Prudential Financial, Inc.	2,690	160,701
Travelers Cos., Inc.	8,540	370,636

		$6,107,110

Machinery & Tools - 1.1%
Eaton Corp.	4,900	$416,353
Ingersoll-Rand Co. Ltd., “A” (a)	9,040	338,367
Kennametal, Inc.	8,390	273,095
Timken Co.	13,500	444,690

		$1,472,505

Major Banks - 4.4%
Bank of America Corp.	40,458	$965,732
Bank of New York Mellon Corp.	36,484	1,380,190
JPMorgan Chase & Co.	40,872	1,402,318
PNC Financial Services Group, Inc.	13,710	782,841
State Street Corp.	13,560	867,704
SunTrust Banks, Inc.	9,310	337,208
UnionBanCal Corp.	3,500	141,470
Wachovia Corp.	11,500	178,595

		$6,056,058

Medical & Health Technology & Services - 0.1%
DaVita, Inc. (a)	3,340	$177,454

Medical Equipment - 0.7%
Advanced Medical Optics, Inc. (a)	11,790	$220,945
Boston Scientific Corp. (a)	17,150	210,774
Cooper Cos., Inc.	3,540	131,511
Zimmer Holdings, Inc. (a)	5,000	340,250

		$903,480

Metals & Mining - 0.1%
Century Aluminum Co. (a)	2,920	$194,151

Natural Gas - Distribution - 0.6%
Sempra Energy	14,510	$819,090

Natural Gas - Pipeline - 0.8%
El Paso Corp.	18,560	$403,494
Williams Cos., Inc.	17,030	686,479

		$1,089,973

Network & Telecom - 0.2%
Cisco Systems, Inc. (a)	1,810	$42,101
Nokia Corp., ADR	9,600	235,200

		$277,301

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Oil Services - 0.7%
Halliburton Co.	7,380	$391,657
Helix Energy Solutions Group, Inc. (a)	2,400	99,936
Nabors Industries Ltd. (a)	2,000	98,460
Noble Corp.	5,460	354,682

		$944,735

Other Banks & Diversified Financials - 0.8%
American Express Co.	9,770	$368,036
Assured Guaranty Ltd.	2,500	44,975
East West Bancorp, Inc.	5,500	38,830
New York Community Bancorp, Inc.	7,370	131,481
Sovereign Bancorp, Inc.	49,900	367,264
UBS AG (a)	5,657	117,137

		$1,067,723

Pharmaceuticals - 3.5%
Abbott Laboratories	2,310	$122,361
GlaxoSmithKline PLC	7,830	173,186
Johnson & Johnson	17,630	1,134,314
Merck & Co., Inc.	27,910	1,051,928
Merck KGaA	2,020	286,939
Pfizer, Inc.	6,760	118,097
Roche Holding AG	1,800	323,500
Wyeth	35,070	1,681,957

		$4,892,282

Railroad & Shipping - 0.5%
Burlington Northern Santa Fe Corp.	4,800	$479,472
Norfolk Southern Corp.	3,350	209,945

		$689,417

Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc.	3,770	$372,702
Praxair, Inc.	700	65,968

		$438,670

Specialty Stores - 0.5%
Advance Auto Parts, Inc.	1,360	$52,809
Nordstrom, Inc.	2,200	66,660
PetSmart, Inc.	5,300	105,735
Staples, Inc.	17,120	406,600

		$631,804

Telecommunications - Wireless - 0.2%
Rogers Communications, Inc., “B”	1,760	$68,418
Vodafone Group PLC, ADR	8,849	260,692

		$329,110

Telephone Services - 2.2%
AT&T, Inc.	50,744	$1,709,565
Embarq Corp.	21,200	1,002,124
TELUS Corp.	2,080	84,802
Verizon Communications, Inc.	7,000	247,800

		$3,044,291

Tobacco - 1.6%
Altria Group, Inc.	6,520	$134,051
Lorillard, Inc. (a)	5,640	390,062
Philip Morris International, Inc.	33,710	1,664,937

		$2,189,050

Trucking - 0.2%
United Parcel Service, Inc., “B”	4,510	$277,230

Utilities - Electric Power - 3.4%
American Electric Power Co., Inc.	11,150	$448,565
CMS Energy Corp.	6,980	104,002
Dominion Resources, Inc.	8,434	400,531
DPL, Inc.	5,920	156,170

21-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Utilities - Electric Power - continued
Entergy Corp.	2,070	$249,394
FPL Group, Inc.	12,180	798,764
NRG Energy, Inc. (a)	13,080	561,132
Pepco Holdings, Inc.	6,540	167,751
PG&E Corp.	20,770	824,361
PPL Corp.	7,660	400,388
Public Service Enterprise Group, Inc.	11,350	521,306

		$4,632,364

Total Common Stocks (Identified Cost, $79,780,639)		$78,976,027

BONDS - 40.8%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$45,000	$62,447

Asset Backed & Securitized - 3.3%
Banc of America Commercial Mortgage, Inc., 5.935%, 2051	$210,000	$199,963
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	48,384	43,222
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040 (z)	250,000	191,740
BlackRock Capital Finance LP, 7.75%, 2026 (n)	32,486	19,492
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	12,722	12,848
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	320,000	304,083
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	16,095	16,030
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	80,041
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	128,277	116,818
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	98,568	88,538
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	152,515	143,745
GE Commercial Mortgage Corp., FRN, 5.517%, 2044	130,000	119,132
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	115,000	60,315
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	107,385	106,614
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	60,728	59,681
JPMorgan Chase Commercial Mortgage Securities Corp, 6.007%, 2049	200,000	191,307
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	140,338
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	92,812
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	170,000	153,331
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.378%, 2041	39,903	39,160
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	105,144
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	110,000	108,051
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	197,476	188,638
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	84,000	59,042

Issuer	Shares/Par	Value ($)

BONDS - continued
Asset Backed & Securitized - continued
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	$152,515	$144,805
Morgan Stanley Capital I, Inc., 5.168%, 2042	48,533	46,817
Morgan Stanley Capital I, Inc., FRN, 0.619%, 2030 (i)(n)	3,516,146	39,192
Multi-Family Capital Access One, Inc., 6.65%, 2024	20,953	20,924
Nomura Asset Securities Corp., FRN, 9.946%, 2027 (z)	203,015	221,656
Residential Asset Mortgage Products, Inc., 4.109%, 2035	14,471	14,442
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	87,925
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	129,000	49,763
Spirit Master Funding LLC, 5.05%, 2023 (z)	173,446	133,549
Structured Asset Securities Corp., FRN, 4.67%, 2035	160,286	153,940
Wachovia Bank Commercial Mortgage Trust, 6.099%, 2051	245,000	236,428
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	50,000	47,340
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	185,000	177,093
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	200,000	190,936
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	55,500	38,205
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	140,000	132,879
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	150,000	139,521

		$4,515,500

Automotive - 0.1%
Johnson Controls, Inc., 5.5%, 2016	$136,000	$130,473

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$137,000	$140,287
News America, Inc., 8.5%, 2025	99,000	111,792

		$252,079

Brokerage & Asset Managers - 0.6%
Goldman Sachs Group, Inc., 5.625%, 2017	$146,000	$135,277
Lehman Brothers Holdings, Inc., 6.5%, 2017	170,000	157,270
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	96,920
Merrill Lynch & Co., Inc., 6.11%, 2037	130,000	103,247
Morgan Stanley, 5.75%, 2016	100,000	92,437
Morgan Stanley Group, Inc., 6.75%, 2011	126,000	129,250
Morgan Stanley Group, Inc., 6.625%, 2018	104,000	98,543

		$812,944

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$208,000	$208,131

Business Services - 0.1%
Xerox Corp., 5.5%, 2012	$80,000	$79,075

22-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$159,000	$150,522
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	119,048

		$269,570

Chemicals - 0.1%
PPG Industries, Inc., 5.75%, 2013	$132,000	$134,212

Conglomerates - 0.2%
General Electric Co., 5.25%, 2017	$80,000	$76,907
Kennametal, Inc., 7.2%, 2012	211,000	223,442

		$300,349

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$158,000	$157,160
Western Union Co., 5.4%, 2011	210,000	208,855

		$366,015

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$98,732

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$129,148

Emerging Market Sovereign - 0.1%
State of Israel, 4.625%, 2013	$112,000	$112,189

Energy - Independent - 0.1%
Nexen, Inc., 5.875%, 2035	$30,000	$26,793
Ocean Energy, Inc., 7.25%, 2011	165,000	176,197

		$202,990

Energy - Integrated - 0.1%
Petro-Canada, 6.05%, 2018	$148,000	$145,852

Financial Institutions - 0.5%
American Express Co., 5.5%, 2016	$184,000	$174,785
Capital One Financial Corp., 6.15%, 2016	130,000	114,600
General Electric Capital Corp., 5.375%, 2016	60,000	59,043
HSBC Finance Corp., 5.25%, 2011	145,000	145,349
ORIX Corp., 5.48%, 2011	210,000	194,200

		$687,977

Food & Beverages - 0.5%
Diageo Finance B.V., 5.5%, 2013	$230,000	$232,871
Dr. Pepper Snapple Group, Inc., 6.12%, 2013 (z)	40,000	40,545
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	48,000	48,198
Kraft Foods, Inc., 6.125%, 2018	80,000	77,474
Miller Brewing Co., 5.5%, 2013 (n)	276,000	282,068

		$681,156

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$110,935

Gaming & Lodging - 0.2%
Marriott International, Inc., 6.375%, 2017	$160,000	$152,100
Wyndham Worldwide Corp., 6%, 2016	100,000	88,307

		$240,407

Issuer	Shares/Par	Value ($)

BONDS - continued
Insurance - 0.3%
American International Group, Inc., 6.25%, 2037	$100,000	$78,277
ING Groep N.V., 5.775% to 2015, FRN to 2049	133,000	110,387
MetLife, Inc., 6.4%, 2036	120,000	104,774
Metropolitan Life Global Funding, 5.125%, 2013 (z)	100,000	98,469

		$391,907

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$185,000	$172,721
Chubb Corp., 6.375% to 2017, FRN to 2067	200,000	182,949
Fund American Cos., Inc., 5.875%, 2013	117,000	113,184

		$468,854

International Market Quasi-Sovereign - 0.2%
Hydro-Quebec, 6.3%, 2011	$262,000	$278,675

International Market Sovereign - 0.1%
Province of Ontario, 5%, 2011	$200,000	$207,349

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$160,000	$155,651

Major Banks - 0.8%
Commonwealth Bank, 5%, 2012 (n)	$154,000	$155,297

DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)	170,000	171,883
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	200,000	173,358
Natixis S.A., 10% to 2018, FRN to 2049 (z)	151,000	150,703
PNC Funding Corp., 5.625%, 2017	90,000	83,926
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	213,270
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	96,008
Wachovia Corp., 5.25%, 2014	81,000	75,418

		$1,119,863

Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 5.9%, 2016	$116,000	$118,778
Cardinal Health, Inc., 5.8%, 2016	75,000	73,403
HCA, Inc., 8.75%, 2010	15,000	15,188
Hospira, Inc., 5.55%, 2012	50,000	49,122
Hospira, Inc., 6.05%, 2017	174,000	167,922

		$424,413

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018 (z)	$155,000	$151,475
Vale Overseas Ltd., 6.25%, 2017	150,000	145,196

		$296,671

Mortgage Backed - 16.6%
Fannie Mae, 4.01%, 2013	$18,506	$17,685
Fannie Mae, 4.555%, 2014	122,493	119,257
Fannie Mae, 4.63%, 2014	45,866	44,783
Fannie Mae, 4.854%, 2014	60,918	60,101
Fannie Mae, 4.56%, 2015	38,155	36,864
Fannie Mae, 4.78%, 2015	38,352	37,385
Fannie Mae, 4.925%, 2015	258,794	255,184
Fannie Mae, 5.09%, 2016	40,000	39,408
Fannie Mae, 5.5%, 2016-2035	6,566,213	6,523,839
Fannie Mae, 4.994%, 2017	87,207	86,323
Fannie Mae, 5.05%, 2017	39,000	38,316
Fannie Mae, 6%, 2017 - 2037	3,649,980	3,703,783

23-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Mortgage Backed - continued
Fannie Mae, 4.5%, 2018-2035	$793,235	$763,421
Fannie Mae, 5%, 2018-2038	2,287,263	2,234,642
Fannie Mae, 6.5%, 2031-2037	1,024,958	1,064,232
Fannie Mae, 7.5%, 2031	20,390	21,952
Freddie Mac, 6%, 2016-2037	1,654,969	1,680,960
Freddie Mac, 4.5%, 2018-2035	605,244	584,813
Freddie Mac, 5%, 2018-2035	1,937,054	1,875,886
Freddie Mac, 5.5%, 2020-2038	1,686,125	1,673,177
Freddie Mac, 6.5%, 2034-2038	467,233	482,651
Ginnie Mae, 4.5%, 2033-2034	133,192	124,209
Ginnie Mae, 5%, 2033-2034	134,853	131,020
Ginnie Mae, 5.5%, 2033-2038	821,570	819,452
Ginnie Mae, 6%, 2033-2038	477,621	486,146

		$22,905,489

Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$180,000	$186,921
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	71,497
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	105,000	115,192

		$373,610

Natural Gas - Pipeline - 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$119,896
Enterprise Products Operating LLC, 6.5%, 2019	130,000	130,689
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	170,078
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	76,846
Spectra Energy Capital LLC, 8%, 2019	53,000	57,977

		$555,486

Network & Telecom - 0.8%
AT&T, Inc., 6.5%, 2037	$139,000	$134,527
BellSouth Corp., 6.55%, 2034	146,000	141,004
Deutsche Telekom International Finance B.V., 5.75%, 2016	176,000	171,725
Telecom Italia Capital, 5.25%, 2013	60,000	56,679
Telefonica Europe B.V., 7.75%, 2010	50,000	52,698
TELUS Corp., 8%, 2011	180,000	193,260
Verizon New York, Inc., 6.875%, 2012	286,000	298,268

		$1,048,161

Oil Services - 0.1%
Weatherford International Ltd., 6.35%, 2017	$40,000	$40,515
Weatherford International Ltd., 6%, 2018	113,000	111,522

		$152,037

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$115,223

Other Banks & Diversified Financials - 0.4%
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	$100,000	$85,861
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	166,481

Issuer	Shares/Par	Value ($)

BONDS - continued
Other Banks & Diversified Financials - continued
UFJ Finance Aruba AEC, 6.75%, 2013	$145,000	$152,328
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	213,083

		$617,753

Pharmaceuticals - 0.1%
Allergan, Inc., 5.75%, 2016	$160,000	$160,589
Glaxosmithkline Capital, Inc., 4.85%, 2013	50,000	49,933

		$210,522

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$134,000	$139,974

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$6,000	$6,218
CSX Corp., 7.9%, 2017	120,000	127,573

		$133,791

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$38,528
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	165,229
ProLogis, REIT, 5.75%, 2016	179,000	168,581
Simon Property Group, Inc., REIT, 5.1%, 2015	193,000	174,638

		$546,976

Retailers - 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012	$40,000	$37,168
Home Depot, Inc., 5.25%, 2013	55,000	52,751
Limited Brands, Inc., 5.25%, 2014	99,000	83,743
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	168,550

		$342,212

Supermarkets - 0.1%
Kroger Co., 5%, 2013	$51,000	$50,165
Kroger Co., 6.4%, 2017	23,000	23,459

		$73,624

Supranational - 0.7%
European Investment Bank, 5.125%, 2017	$876,000	$919,193

Telecommunications - Wireless - 0.1%
Cingular Wireless LLC, 6.5%, 2011	$35,000	$36,379
Nextel Communications, Inc., 5.95%, 2014	180,000	144,450
Vodafone Group PLC, 5.625%, 2017	32,000	30,825

		$211,654

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$190,000	$186,642

U.S. Government Agencies - 1.5%
Aid-Egypt, 4.45%, 2015	$152,000	$153,297
Fannie Mae, 6.625%, 2009	280,000	292,153
Freddie Mac, 5.5%, 2017	700,000	740,267
Small Business Administration, 4.35%, 2023	34,054	32,646
Small Business Administration, 4.77%, 2024	81,850	80,021
Small Business Administration, 4.99%, 2024	118,235	115,898

24-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Government Agencies - continued
Small Business Administration, 5.18%, 2024	$134,180	$134,214
Small Business Administration, 5.52%, 2024	200,717	202,811
Small Business Administration, 4.95%, 2025	89,334	86,198
Small Business Administration, 5.09%, 2025	115,277	113,121
Small Business Administration, 5.39%, 2025	86,993	87,561

		$2,038,187

U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds, 4.75%, 2017	$130,000	$137,719
U.S. Treasury Bonds, 8%, 2021	37,000	50,184
U.S. Treasury Bonds, 6.25%, 2023	211,000	251,041
U.S. Treasury Bonds, 6%, 2026	125,000	146,397
U.S. Treasury Bonds, 6.75%, 2026	384,000	486,090
U.S. Treasury Bonds, 5.375%, 2031	900,000	999,985
U.S. Treasury Bonds, 4.5%, 2036	577,000	572,898
U.S. Treasury Notes, 4.625%, 2008	2,297,000	2,313,329
U.S. Treasury Notes, 4.75%, 2008	46,000	46,442
U.S. Treasury Notes, 4%, 2009	23,000	23,350
U.S. Treasury Notes, 4.875%, 2009	2,415,000	2,479,526
U.S. Treasury Notes, 6.5%, 2010	128,000	136,200
U.S. Treasury Notes, 5.125%, 2011	180,000	191,306
U.S. Treasury Notes, 3.875%, 2013	614,000	629,350
U.S. Treasury Notes, 4.25%, 2013	2,046,000	2,134,553
U.S. Treasury Notes, 4.25%, 2013	250,000	260,899
U.S. Treasury Notes, 4.75%, 2014	150,000	160,805
U.S. Treasury Notes, 4.5%, 2015	68,000	71,613

		$11,091,687

Utilities - Electric Power - 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$210,000	$212,529
E.On International Finance B.V., 5.8%, 2018 (z)	160,000	156,961
EDP Finance B.V., 6%, 2018 (n)	110,000	109,535
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	172,018
Exelon Generation Co. LLC, 6.95%, 2011	232,000	239,788
Exelon Generation Co. LLC, 6.2%, 2017	80,000	77,920
MidAmerican Energy Holdings Co., 5.875%, 2012	61,000	62,741
MidAmerican Funding LLC, 6.927%, 2029	154,000	166,361
Oncor Electric Delivery Co., 7%, 2022	152,000	148,217
Pacific Gas & Electric Co., 4.8%, 2014	45,000	43,849
PSEG Power LLC, 6.95%, 2012	111,000	116,445
PSEG Power LLC, 5.5%, 2015	90,000	86,668
System Energy Resources, Inc., 5.129%, 2014 (n)	74,524	72,440
Waterford 3 Funding Corp., 8.09%, 2017	315,981	307,740

		$1,973,212

Total Bonds (Identified Cost, $57,849,098)		$56,518,997

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS - 1.7%
Toyota Motor Credit Corp., 2.57%, due 7/01/08, at Amortized Cost and Value (y)	$2,317,000	$2,317,000

Total Investments (Identified Cost, $139,946,737)		$137,812,024

OTHER ASSETS, LESS LIABILITIES - 0.4%		508,477

NET ASSETS - 100.0%		$138,320,501

See portfolio footnotes and notes to financial statements.

25-TRVA

Portfolio of Investments (unaudited) — continued

Portfolio Footnotes

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was:

Variable Account	Market Value	% of Net Assets
Global Governments Variable Account	$233,062	2.7%
Government Securities Variable Account	731,263	1.1
High Yield Variable Account	5,530,741	12.3
Total Return Variable Account	1,932,728	1.4

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable accounts holds the following restricted securities:

Variable Account	Restricted Securities	Acquisition Date	Cost	Current Market Value	Total % of Net Assets
High Yield Variable Account	American Media Operations, Inc., 10.25%, 2009	1/04/07 - 11/28/07	$8,026	$6,586
	Atlas Pipeline Partners LP, 8.75%, 2018	6/24/2008	140,000	138,950
	DIRECTV Holdings LLC, 7.625%, 2016	5/7/2008	245,000	241,325
	Evraz Group S.A., 8.875%, 2013	4/28/2008	142,100	140,168
	Firekeepers Development Authority, 13.875%, 2015	4/22/2008	140,855	141,738
	Ply Gem Industries, Inc., 11.75%, 2013	6/10/2008	82,490	77,988
	Residential Capital LLC, 9.625%, 2015	6/6/2008	5,012	4,850
	Wachovia Credit, CDO, FRN, 4.154%, 2026	6/8/2006	250,000	138,258
	Total Restricted Securities			$889,863	2.0%

Total Return Variable Account	ArcelorMittal, 6.125%, 2018	5/19/2008	$154,335	$151,475
	Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040	3/1/2006	250,000	191,740
	Dr. Pepper Snapple Group, Inc., 6.12%, 2013	4/25/2008	39,995	40,545
	E.On International Finance B.V., 5.8%, 2018	4/15/2008	159,325	156,961
	Metropolitan Life Global Funding, 5.125%, 2013	4/7/2008	99,926	98,469
	Natixis S.A., 10% to 2018, FRN to 2049	4/24/2008	151,000	150,703
	Nomura Asset Securities Corp., FRN, 9.946%, 2027	7/16/2007	223,515	221,656
	Spirit Master Funding LLC, 5.05%, 2023	10/4/2005	171,210	133,549
	Total Restricted Securities			$1,145,098	0.8%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers

MBIA	MBIA Insurance Corp.

26-TRVA

Portfolio of Investments (unaudited) — continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar	EUR	Euro
CAD	Canadian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona

See portfolio footnotes and notes to financial statements.

27-TRVA

Statements of Assets and Liabilities (unaudited) — June 30, 2008

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account		High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
Assets:
Investments —
Investments, cost	$168,859		$8,439		$66,075		$47,511		$42,998		$139,947
Unrealized appreciation (depreciation)	(1,096)		83		68		(3,038)		—		(2,135)

Total investments, at value	$167,763		$8,522		$66,143		$44,473		$42,998		$137,812
Cash	15		1		0	*	15		0	*	1
Foreign currency, at value (identified cost, $2)	—		2		—		—		—		—
Receivable for forward foreign currency exchange contracts	—		24		—		1		—		—
Receivable for daily variation margin on open futures contracts	—		—		7		—		—		—
Receivable for investments sold	—		—		1,100		828		—		214
Receivable for units sold	28		0	*	6		2		136		10
Interest and dividends receivable	159		138		649		908		48		696
Receivable from investment adviser	5		8		—		3		—		5
Receivable from sponsor	—		—		—		5		1		7
Other assets	2		0	*	1		1		1		2

Total assets	$167,972		$8,695		$67,906		$46,236		$43,184		$138,747

Liabilities:
Payable to custodian	$—		$—		$—		$—		$—		$11
Payable for forward foreign currency exchange contracts	—		19		—		2		—		—
Payable for investments purchased	—		153		483		685		—		285
Payable for units surrendered	88		2		44		191		121		53
Swaps, at value (Net unamortized premiums received, $34)	—		—		—		170		—		—
Payable to affiliates —
Investment adviser	14		1		4		4		2		11
Administrative fee	0	*	0	*	0	*	0	*	0	*	1
Sponsor	20		1		43		—		—		—
Payable for Board of Managers fees	4		0	*	1		1		1		3
Accrued expenses and other liabilities	52		37		35		34		17		62

Total liabilities	$178		$213		$610		$1,087		$141		$426

Net assets	$167,794		$8,482		$67,296		$45,149		$43,043		$138,321

*	Amount was less than $500.

See notes to financial statements.

Statements of Assets and Liabilities (unaudited) — June 30, 2008 — continued

(000 Omitted except for unit values)

	Unit	Unit Value	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net assets applicable to contract owners:
Capital Appreciation Variable Account —
Compass 2	1,868	$57.375	$107,200
Compass 3	56	37.702	2,112
Compass 3 – Level 2	3,548	15.775	55,974
Global Governments Variable Account —
Compass 2	96	$28.494		$2,742
Compass 3	13	27.640		368
Compass 3 – Level 2	325	16.297		5,303
Government Securities Variable Account —
Compass 2	1,219	$41.327			$50,368
Compass 3	26	28.770			741
Compass 3 – Level 2	872	16.936			14,775
High Yield Variable Account —
Compass 2	896	$39.522				$35,416
Compass 3	16	28.940				470
Compass 3 – Level 2	538	15.570				8,383
Money Market Variable Account —
Compass 2	855	$21.816					$18,649
Compass 3	52	17.810					934
Compass 3 – Level 2	1,723	13.420					23,116
Total Return Variable Account —
Compass 2	879	$48.843						$42,931
Compass 3	90	47.381						4,282
Compass 3 – Level 2	3,889	23.027						89,560

Net assets applicable to owners of deferred contracts			165,286	8,413	65,884	44,269	42,699	136,773
Reserve for variable annuities —
Compass 2 Contracts			2,262	17	1,369	839	279	1,128
Compass 3 Contracts			1	1	—	2	1	2
Compass 3 – Level 2 Contracts			245	51	43	39	64	418

Net assets			$167,794	$8,482	$67,296	$45,149	$43,043	$138,321

See notes to financial statements.

Statements of Operations (unaudited)— Six Months Ended June 30, 2008

(000 Omitted)

	Capital Appreciation Variable Account	Global Governments Variable Account		Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net Investment income (loss):
Income —
Interest	$45	$148		$1,693	$2,033	$718	$1,668
Dividends	1,281	—		—	11	—	1,014
Foreign taxes withheld	(67)	—		—	—	—	(15)

Total investment income	$1,259	$148		$1,693	$2,044	$718	$2,667

Expenses —
Mortality and expense risk charges	$1,114	$53		$430	$298	$273	$909
Management fee	665	32		188	178	109	554
Boards of Managers fees	10	0	*	4	3	2	8
Distribution fee	2	0	*	1	0 *	1	4
Administrative fee	22	5		9	6	6	18
Custodian fee	27	21		14	12	6	37
Printing	13	6		8	8	12	10
Auditing fees	18	23		21	25	11	25
Legal fees	3	3		3	3	3	3
Miscellaneous	8	2		4	4	4	8

Total expenses	$1,882	$145		$682	$537	$427	$1,576
Fees paid indirectly	(1)	(0	)*	(1)	(2)	(2)	(1)
Reduction of expenses by investment adviser	(39)	(39)		—	(25)	—	(35)

Net expenses	$1,842	$106		$681	$510	$425	$1,540

Net investment income (loss)	$(583)	$42		$1,012	$1,534	$293	$1,127

Realized and unrealized gain (loss) on investments:
Realized gain (loss) (identified cost basis) —
Investment transactions	$1,259	$216		$481	$(1,192)	$—	$(2,534)
Futures contracts	—	—		151	—	—	—
Swap transactions	—	—		—	48	—	—
Foreign currency transactions	(5)	22		—	(12)	—	0 *

Net realized gain (loss) on investments and foreign currency transactions	$1,254	$238		$632	$(1,156)	$—	$(2,534)

Change in unrealized appreciation (depreciation) —
Investments	$(19,714)	$(35)		$(702)	$(1,306)	$—	$(9,939)
Futures contracts	—	—		(43)	—	—	—
Swap transactions	—	—		—	(61)	—	—
Translation of assets and liabilities in foreign currencies	4	5		—	(1)	—	2

Net unrealized gain (loss) on investments and foreign currency translation	$(19,710)	$(30)		$(745)	$(1,368)	$—	$(9,937)

Net realized and unrealized gain (loss) on investments and foreign currency	$(18,456)	$208		$(113)	$(2,524)	$—	$(12,471)

Change in net assets from operations	$(19,039)	$250		$899	$(990)	$293	$(11,344)

*	Amount was less than $500.

See notes to financial statements.

Statements of Changes in Net Assets

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account
	Six Months Ended 6/30/08 (unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (unaudited)	Year Ended 12/31/07
Change in net assets:
From operations:
Net investment income (loss)	$(583)	$(1,868)	$42	$132	$1,012	$2,385
Net realized gain (loss) on investments and foreign currency transactions	1,254	19,822	238	445	632	702
Net unrealized gain (loss) on investments and foreign currency translation	(19,710)	1,267	(30)	29	(745)	890

Change in net assets from operations	$(19,039)	$19,221	$250	$606	$899	$3,977

Participant transactions:
Accumulation activity:
Purchase payments received	$1,414	$3,083	$69	$182	$423	$888
Net transfers between variable and fixed accumulation accounts	(1,111)	(6,076)	510	(63)	1,123	(2,041)
Withdrawals, surrenders, annuitizations, and contract charges	(9,612)	(37,910)	(421)	(1,776)	(3,951)	(12,438)

Net accumulation activity	$(9,309)	$(40,903)	$158	$(1,657)	$(2,405)	$(13,591)

Annuitization activity:
Annuitizations	$39	$139	$(4)	$17	$(23)	$240
Annuity payments and contract charges	(198)	(409)	(4)	(6)	(118)	(252)
Net transfers among accounts for annuity reserves	—	(168)	—	—	—	—
Adjustments to annuity reserves	(28)	41	(0)*	(5)	(52)	26

Net annuitization activity	$(187)	$(397)	$(8)	$6	$(193)	$14

Change in net assets from participations transactions	$(9,496)	$(41,300)	$150	$(1,651)	$(2,598)	$(13,577)

Total change in net assets	$(28,535)	$(22,079)	$400	$(1,045)	$(1,699)	$(9,600)
Net assets:
At beginning of period	196,329	218,408	8,082	9,127	68,995	78,595

At end of period	$167,794	$196,329	$8,482	$8,082	$67,296	$68,995

See notes to financial statements.

Statements of Changes in Net Assets — continued

(000 Omitted)

	High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
	Six Months Ended 6/30/08 (unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (unaudited)	Year Ended 12/31/07	Six Months Ended 6/30/08 (unaudited)	Year Ended 12/31/07
Change in net assets:
From operations:
Net investment income	$1,534	$3,290	$293	$1,548	$1,127	$2,238
Net realized gain (loss) on investments and foreign currency transactions	(1,156)	285	—	(5)	(2,534)	11,869
Net unrealized gain (loss) on investments and foreign currency translation	(1,368)	(3,174)	—	—	(9,937)	(9,246)

Change in net assets from operations	$(990)	$401	$293	$1,543	$(11,344)	$4,861

Participant transactions:
Accumulation activity:
Purchase payments received	$274	$702	$429	$1,063	$1,569	$3,595
Net transfers between variable and fixed accumulation accounts	(736)	(2,554)	842	6,899	(2,071)	1,562
Withdrawals, surrenders, annuitizations, and contract charges	(2,752)	(8,241)	(4,168)	(11,300)	(9,213)	(32,427)

Net accumulation activity	$(3,214)	$(10,093)	$(2,897)	$(3,338)	$(9,715)	$(27,270)

Annuitization activity:
Annuitizations	$(1)	$30	$3	$(68)	$15	$18
Annuity payments and contract charges	(73)	(156)	(45)	(118)	(124)	(315)
Net transfers among accounts for annuity reserves	—	—	—	0 *	—	168
Adjustments to annuity reserves	13	(42)	0 *	79	0 *	(6)

Net annuitization activity	$(61)	$(168)	$(42)	$(107)	$(109)	$(135)

Change in net assets from participations transactions	$(3,275)	$(10,261)	$(2,939)	$(3,445)	$(9,824)	$(27,405)

Total change in net assets	$(4,265)	$(9,860)	$(2,646)	$(1,902)	$(21,168)	$(22,544)
Net assets:
At beginning of period	49,414	59,274	45,689	47,591	159,489	182,033

At end of period	$45,149	$49,414	$43,043	$45,689	$138,321	$159,489

*	Amount was less than $500.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Capital Appreciation Variable Account
	Compass 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$63.669		$58.101	$55.446	$55.625	$50.814	$39.859

Investment income	$0.459		$0.751	$0.560	$0.580	$0.744	$0.402
Expenses	(0.675)		(1.319)	(1.198)	(1.179)	(1.109)	(0.951)

Net investment loss	$(0.216)		$(0.568)	$(0.638)	$(0.599)	$(0.365)	$(0.549)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.078)		6.136	3.293	0.420	5.176	11.504

Change in unit value	$(6.294)		$5.568	$2.655	$(0.179)	$4.811	$10.955

Unit value:
Net asset value — end of period	$57.375		$63.669	$58.101	$55.446	$55.625	$50.814

Total Return (%) (k)(r)(s)	(9.89	)(n)	9.58	4.79	(0.32)	9.47 (b)	27.48 (j)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.17	(a)	2.15	2.15	2.16	2.14	2.12
Expenses after expense reductions (f)	2.12	(a)	2.14	N/A	N/A	N/A	N/A
Net investment loss	(0.66	)(a)	(0.91)	(1.11)	(1.08)	(0.70)	(1.20)
Portfolio turnover (%)	18		63	61	130	65	104
Number of units outstanding at end of period (000 Omitted)	1,868		1,980	2,419	3,018	3,544	4,040

	Capital Appreciation Variable Account
	Compass 3
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$41.858		$38.235	$36.524	$36.678	$33.539	$26.334

Investment income	$0.272		$0.490	$0.355	$0.370	$0.458	$0.260
Expenses	(0.427)		(0.903)	(0.807)	(0.795)	(0.753)	(0.648)

Net investment loss	$(0.155)		$(0.413)	$(0.452)	$(0.425)	$(0.295)	$(0.388)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.001)		4.036	2.163	0.271	3.434	7.593

Change in unit value	$(4.156)		$3.623	$1.711	$(0.154)	$3.139	$7.205

Unit value:
Net asset value — end of period	$37.702		$41.858	$38.235	$36.524	$36.678	$33.539

Total Return (%) (k)(r)(s)	(9.93	)(n)	9.48	4.69	(0.42)	9.36 (b)	27.36 (j)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.27	(a)	2.25	2.25	2.26	2.24	2.22
Expenses after expense reductions (f)	2.22	(a)	2.24	N/A	N/A	N/A	N/A
Net investment loss	(0.80	)(a)	(1.04)	(1.30)	(1.20)	(0.87)	(1.31)
Portfolio turnover (%)	18		63	61	130	65	104
Number of units outstanding at end of period (000 Omitted)	56		73	128	237	413	621

Financial Highlights — continued

	Capital Appreciation Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$17.501		$15.963	$15.226	$15.267	$13.940	$10.929

Investment income	$0.120		$0.203	$0.152	$0.158	$0.205	$0.109
Expenses	(0.174)		(0.352)	(0.320)	(0.316)	(0.297)	(0.254)

Net investment loss	$(0.054)		$(0.149)	$(0.168)	$(0.158)	$(0.092)	$(0.145)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.672)		1.687	0.905	0.117	1.419	3.156

Change in unit value	$(1.726)		$1.538	$0.737	$(0.041)	$1.327	$3.011

Unit value:
Net asset value — end of period	$15.775		$17.501	$15.963	$15.226	$15.267	$13.940

Total Return (%) (k)(r)(s)	(9.86	)(n)	9.64	4.84	(0.27)	9.52 (b)	27.55 (j)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.12	(a)	2.10	2.10	2.11	2.09	2.07
Expenses after expense reductions (f)	2.07	(a)	2.09	N/A	N/A	N/A	N/A
Net investment loss	(0.63	)(a)	(0.88)	(1.13)	(1.05)	(0.65)	(1.17)
Portfolio turnover (%)	18		63	61	130	65	104
Number of units outstanding at end of period (000 Omitted)	3,548		3,671	4,378	5,248	5,798	6,086

(a)	Annualized.
(b)	The variable account’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.039, $0.026, and $0.010 per unit for Compass 2, Compass 3, and Compass 3 – Level 2, respectively, based on units outstanding on the day the proceeds were recorded.
(d)	Per unit data are based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	The variable account’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.900, $0.594, and $0.247 per unit for Compass 2, Compass 3, and Compass 3 – Level 2, respectively, based on units outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per unit, the Compass 2, Compass 3, and Compass 3 – Level 2 total return per unit value for the year ended December 31, 2003 would have been lower by approximately 2.24%, 2.24%, and 2.25%, respectively.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Global Governments Variable Account
	Compass 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$27.622		$25.732	$24.865	$27.240	$25.169	$22.125

Investment income	$0.545		$1.052	$1.003	$0.925	$0.872	$0.877
Expenses	(0.389)		(0.653)	(0.629)	(0.651)	(0.633)	(0.584)

Net investment income	$0.156		$0.399	$0.374	$0.274	$0.239	$0.293
Net realized and unrealized gain (loss) on investments and foreign currency	0.716		1.491	0.493	(2.649)	1.832	2.751

Change in unit value	$0.872		$1.890	$0.867	$(2.375)	$2.071	$3.044

Unit value:
Net asset value — end of period	$28.494		$27.622	$25.732	$24.865	$27.240	$25.169

Total Return (%) (k)(r)	3.16	(n)	7.34	3.49	(8.72)	8.23	13.76
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.43	(a)	3.35	3.39	2.95	2.67	2.47
Expenses after expense reductions (f)	2.50	(a)	2.50	2.50	2.50	2.50	N/A
Net investment income	1.00	(a)	1.52	1.48	1.04	0.94	1.23
Portfolio turnover (%)	46		141	118	144	128	130
Number of units outstanding at end of period (000 Omitted)	96		85	104	116	128	161

	Global Governments Variable Account
	Compass 3
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$26.814		$25.017	$24.209	$26.561	$24.578	$21.638

Investment income	$0.484		$1.044	$1.025	$0.949	$0.883	$0.869
Expenses	(0.369)		(0.678)	(0.659)	(0.688)	(0.662)	(0.600)

Net investment income	$0.115		$0.366	$0.366	$0.261	$0.221	$0.269
Net realized and unrealized gain (loss) on investments and foreign currency	0.711		1.431	0.442	(2.613)	1.762	2.671

Change in unit value	$0.826		$1.797	$0.808	$(2.352)	$1.983	$2.940

Unit value:
Net asset value — end of period	$27.640		$26.814	$25.017	$24.209	$26.561	$24.578

Total Return (%) (k)(r)	3.08	(n)	7.18	3.34	(8.85)	8.07	13.59
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.58	(a)	3.50	3.54	3.10	2.82	2.62
Expenses after expense reductions (f)	2.65	(a)	2.65	2.65	2.65	2.65	N/A
Net investment income	0.82	(a)	1.44	1.41	0.97	0.85	1.15
Portfolio turnover (%)	46		141	118	144	128	130
Number of units outstanding at end of period (000 Omitted)	13		15	18	26	28	41

Financial Highlights — continued

	Global Governments Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$15.798		$14.718	$14.221	$15.580	$14.396	$12.655

Investment income	$0.304		$0.608	$0.574	$0.526	$0.497	$0.494
Expenses	(0.218)		(0.377)	(0.361)	(0.371)	(0.361)	(0.331)

Net investment income	$0.086		$0.231	$0.213	$0.155	$0.136	$0.163
Net realized and unrealized gain (loss) on investments and foreign currency	0.413		0.849	0.284	(1.514)	1.048	1.578

Change in unit value	$0.499		$1.080	$0.497	$(1.359)	$1.184	$1.741

Unit value:
Net asset value — end of period	$16.297		$15.798	$14.718	$14.221	$15.580	$14.396

Total Return (%) (k)(r)	3.16	(n)	7.34	3.49	(8.72)	8.23	13.76
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.43	(a)	3.35	3.39	2.95	2.67	2.47
Expenses after expense reductions	2.50	(a)	2.50	2.50	2.50	2.50	N/A
Net investment income	1.00	(a)	1.53	1.47	1.04	0.94	1.21
Portfolio turnover (%)	46		141	118	144	128	130
Number of units outstanding at end of period (000 Omitted)	325		332	403	468	500	559

(a)	Annualized.
(d)	Per unit data are based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Government Securities Variable Account
	Compass 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$40.804		$38.619	$37.679	$37.338	$36.470	$36.124

Investment income	$1.125		$2.117	$2.024	$1.936	$1.834	$1.482
Expenses	(0.453)		(0.802)	(0.757)	(0.752)	(0.726)	(0.711)

Net investment income	$0.672		$1.315	$1.267	$1.184	$1.108	$0.771
Net realized and unrealized gain (loss) on investments and foreign currency	(0.149)		0.870	(0.327)	(0.843)	(0.240)	(0.425)

Change in unit value	$0.523		$2.185	$0.940	$0.341	$0.868	$0.346

Unit value:
Net asset value — end of period	$41.327		$40.804	$38.619	$37.679	$37.338	$36.470

Total Return (%) (k)	1.28	(n)	5.66	2.50	0.91	2.38	0.96
Ratios (%) (to average net assets):
Expenses (f)	2.03	(a)	2.02	2.01	2.01	1.97	1.95
Net investment income	2.95	(a)	3.26	3.28	3.09	2.96	2.08
Portfolio turnover (%)	22		35	17	69	89	138
Number of units outstanding at end of period (000 Omitted)	1,219		1,269	1,538	1,852	2,125	2,447

	Government Securities Variable Account
	Compass 3
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$28.419		$26.924	$26.295	$26.082	$25.501	$25.284

Investment income	$0.719		$1.470	$1.352	$1.316	$1.244	$1.045
Expenses	(0.309)		(0.583)	(0.538)	(0.543)	(0.525)	(0.514)

Net investment income	$0.410		$0.887	$0.814	$0.773	$0.719	$0.531
Net realized and unrealized gain (loss) on investments and foreign currency	(0.059)		0.608	(0.185)	(0.560)	(0.138)	(0.314)

Change in unit value	$0.351		$1.495	$0.629	$0.213	$0.581	$0.217

Unit value:
Net asset value — end of period	$28.770		$28.419	$26.924	$26.295	$26.082	$25.501

Total Return (%) (k)	1.23	(n)	5.55	2.40	0.82	2.28	0.86
Ratios (%) (to average net assets):
Expenses (f)	2.13	(a)	2.12	2.11	2.11	2.07	2.05
Net investment income	2.82	(a)	3.25	3.15	2.96	2.82	2.08
Portfolio turnover (%)	22		35	17	69	89	138
Number of units outstanding at end of period (000 Omitted)	26		28	40	69	100	147

Financial Highlights — continued

	Government Securities Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$16.717		$15.814	$15.421	$15.274	$14.912	$14.763

Investment income	$0.434		$0.848	$0.813	$0.781	$0.742	$0.597
Expenses	(0.173)		(0.318)	(0.300)	(0.299)	(0.289)	(0.282)

Net investment income	$0.261		$0.530	$0.513	$0.482	$0.453	$0.315
Net realized and unrealized gain (loss) on investments and foreign currency	(0.042)		0.373	(0.120)	(0.335)	(0.091)	(0.166)

Change in unit value	$0.219		$0.903	$0.393	$0.147	$0.362	$0.149

Unit value:
Net asset value — end of period	$16.936		$16.717	$15.814	$15.421	$15.274	$14.912

Total Return (%) (k)	1.31	(n)	5.71	2.55	0.96	2.43	1.01
Ratios (%) (to average net assets):
Expenses (f)	1.98	(a)	1.97	1.96	1.96	1.92	1.90
Net investment income	2.97	(a)	3.29	3.30	3.12	2.99	2.10
Portfolio turnover (%)	22		35	17	69	89	138
Number of units outstanding at end of period (000 Omitted)	872		889	1,054	1,280	1,377	1,562

(a)	Annualized.
(d)	Per unit data are based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	High Yield Variable Account
	Compass 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$40.344		$40.172	$36.840	$36.669	$34.056	$28.505

Investment income	$1.868		$3.391	$3.121	$2.959	$2.857	$2.769
Expenses	(0.467)		(0.901)	(0.847)	(0.820)	(0.770)	(0.689)

Net investment income	$1.401		$2.490	$2.274	$2.139	$2.087	$2.080
Net realized and unrealized gain (loss) on investments and foreign currency	(2.223)		(2.318)	1.058	(1.968)	0.526	3.471

Change in unit value	$(0.822)		$0.172	$3.332	$0.171	$2.613	$5.551

Unit value:
Net asset value — end of period	$39.522		$40.344	$40.172	$36.840	$36.669	$34.056

Total Return (%) (k)(r)(s)	(2.04	)(n)	0.43	9.04	0.47	7.67	19.47
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.31	(a)	2.25	2.32	2.28 (o)	2.21	2.20
Expenses after expense reductions (f)	2.20	(a)	2.20	2.22	2.25	N/A	N/A
Net investment income	6.48	(a)	5.96	5.84	5.76	5.91	6.53
Portfolio turnover (%)	42		66	88	53	81	164
Number of units outstanding at end of period (000 Omitted)	896		958	1,119	1,323	1,601	1,827

	High Yield Variable Account
	Compass 3
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$29.556		$29.459	$27.043	$26.943	$25.048	$20.986

Investment income	$1.246		$2.445	$2.212	$2.118	$2.021	$1.964
Expenses	(0.330)		(0.681)	(0.635)	(0.620)	(0.576)	(0.514)

Net investment income	$0.916		$1.764	$1.577	$1.498	$1.445	$1.450
Net realized and unrealized gain (loss) on investments and foreign currency	(1.532)		(1.667)	0.839	(1.398)	0.450	2.612

Change in unit value	$(0.616)		$0.097	$2.416	$0.100	$1.895	$4.062

Unit value:
Net asset value — end of period	$28.940		$29.556	$29.459	$27.043	$26.943	$25.048

Total Return (%) (k)(r)(s)	(2.09	)(n)	0.33	8.94	0.37	7.57	19.35
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.41	(a)	2.35	2.42	2.38 (o)	2.31	2.30
Expenses after expense reductions (f)	2.30	(a)	2.30	2.32	2.35	N/A	N/A
Net investment income	6.35	(a)	5.93	5.71	5.64	5.75	6.41
Portfolio turnover (%)	42		66	88	53	81	164
Number of units outstanding at end of period (000 Omitted)	16		21	34	47	67	115

Financial Highlights — continued

	High Yield Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004	2003
Per unit data: (d)
Net asset value — beginning of period	$15.890		$15.814	$14.495	$14.421	$13.386	$11.199

Investment income	$0.718		$1.310	$1.202	$1.142	$1.019	$1.161
Expenses	(0.177)		(0.344)	(0.323)	(0.312)	(0.275)	(0.286)

Net investment income	$0.541		$0.966	$0.879	$0.830	$0.744	$0.875
Net realized and unrealized gain (loss) on investments and foreign currency	(0.861)		(0.890)	0.440	(0.756)	0.291	1.312

Change in unit value	$(0.320)		$0.076	$1.319	$0.074	$1.035	$2.187

Unit value:
Net asset value — end of period	$15.570		$15.890	$15.814	$14.495	$14.421	$13.386

Total Return (%) (k)(r)(s)	(2.01	)(n)	0.48	9.10	0.52	7.73	19.53
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.26	(a)	2.20	2.27	2.23 (o)	2.16	2.15
Expenses after expense reductions (f)	2.15	(a)	2.15	2.17	2.20	N/A	N/A
Net investment income	6.50	(a)	5.98	5.86	5.81	5.77	6.57
Portfolio turnover (%)	42		66	88	53	81	164
Number of units outstanding at end of period (000 Omitted)	538		579	774	937	971	2,631

(a)	Annualized.
(d)	Per unit data are based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(o)	Due to a revision, the ratios of expenses before expense reductions for the year ended December 31, 2005 not previously reported, were 2.28%, 2.38% and 2.23% for Compass 2, Compass 3, and Compass 3 – Level 2, respectively. There was no impact to net assets or the expenses charged to the shareholder.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Money Market Variable Account
	Compass 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007		2006	2005		2004	2003
Per unit data: (d)
Net asset value — beginning of period	$21.676		$20.979		$20.331	$20.073		$20.188	$20.322

Investment income	$0.372		$1.145		$1.051	$0.661		$0.281	$0.247
Expenses	(0.232)		(0.431)		(0.403)	(0.403)		(0.396)	(0.381)

Net investment income (loss)	$0.140		$0.714		$0.648	$0.258		$(0.115)	$(0.134)
Net realized and unrealized gain (loss) on investments	—		(0.017	)(g)	—	(0.000	)(w)	—	—

Change in unit value	$0.140		$0.697		$0.648	$0.258		$(0.115)	$(0.134)

Unit value:
Net asset value — end of period	$21.816		$21.676		$20.979	$20.331		$20.073	$20.188

Total Return (%) (k)(s)	0.65	(n)	3.32		3.19	1.29		(0.57)	(0.66)
Ratios (%) (to average net assets):
Expenses (f)	2.00	(a)	2.00		1.95	1.99		1.96	1.87
Net investment income (loss)	1.33	(a)	3.29		3.15	1.38		(0.56)	(0.63)
Number of units outstanding at end of period (000 Omitted)	855		887		928	1,128		1,009	1,172

	Money Market Variable Account
	Compass 3
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007		2006	2005		2004	2003
Per unit data: (d)
Net asset value — beginning of period	$17.704		$17.152		$16.638	$16.443		$16.553	$16.680

Investment income	$0.292		$0.902		$0.852	$0.539		$0.229	$0.198
Expenses	(0.186)		(0.356)		(0.338)	(0.344)		(0.339)	(0.325)

Net investment income (loss)	$0.106		$0.546		$0.514	$0.195		$(0.110)	$(0.127)
Net realized and unrealized gain (loss) on investments	—		0.006	(g)	—	(0.000	)(w)	—	—

Change in unit value	$0.106		$0.552		$0.514	$0.195		$(0.110)	$(0.127)

Unit value:
Net asset value — end of period	$17.810		$17.704		$17.152	$16.638		$16.443	$16.553

Total Return (%) (k)(s)	0.60	(n)	3.22		3.09	1.19		(0.67)	(0.76)
Ratios (%) (to average net assets):
Expenses (f)	2.10	(a)	2.10		2.05	2.09		2.06	1.97
Net investment income (loss)	1.24	(a)	3.20		3.00	1.42		(0.71)	(0.74)
Number of units outstanding at end of period (000 Omitted)	52		64		131	218		97	155

Financial Highlights — continued

	Money Market Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007		2006	2005		2004	2003
Per unit data: (d)
Net asset value — beginning of period	$13.330		$12.895		$12.491	$12.326		$12.390	$12.466

Investment income	$0.224		$0.695		$0.644	$0.405		$0.181	$0.131
Expenses	(0.134)		(0.257)		(0.240)	(0.240)		(0.245)	(0.207)

Net investment income (loss)	$0.090		$0.438		$0.404	$0.165		$(0.064)	$(0.076)
Net realized and unrealized gain (loss) on investments	—		(0.003	)(g)	—	(0.000	)(w)	—	—

Change in unit value	$0.090		$0.435		$0.404	$0.165		$(0.064)	$(0.076)

Unit value:
Net asset value — end of period	$13.420		$13.330		$12.895	$12.491		$12.326	$12.390

Total Return (%) (k)(s)	0.67	(n)	3.38		3.24	1.34		(0.52)	(0.61)
Ratios (%) (to average net assets):
Expenses (f)	1.95	(a)	1.95		1.90	1.94		1.91	1.82
Net investment income (loss)	1.37	(a)	3.32		3.18	1.39		(0.48)	(0.61)
Number of units outstanding at end of period (000 Omitted)	1,723		1,871		1,969	2,384		2,259	896

(a)	Annualized.
(d)	Per unit data are based on the average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of variable account units and the per unit amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per unit amount was less than $0.01.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Total Return Variable Account
	Compass 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004		2003
Per unit data: (d)
Net asset value — beginning of period	$52.709		$51.373	$46.459	$45.729	$41.571		$35.950

Investment income	$0.998		$1.832	$1.749	$1.521	$1.450		$1.237
Expenses	(0.570)		(1.126)	(1.033)	(0.970)	(0.905)		(0.800)

Net investment income	$0.428		$0.706	$0.716	$0.551	$0.545		$0.437
Net realized and unrealized gain (loss) on investments and foreign currency	(4.294)		0.630	4.198	0.179	3.613		5.184

Change in unit value	$(3.866)		$1.336	$4.914	$0.730	$4.158		$5.621

Unit value:
Net asset value — end of period	$48.843		$52.709	$51.373	$46.459	$45.729		$41.571

Total Return (%) (k)(r)(s)	(7.34	)(n)	2.60	10.58	1.60	10.00	(b)	15.64
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.15	(a)	2.12	2.14	2.12	2.11		2.10
Expenses after expense reductions (f)	2.10	(a)	2.11	N/A	N/A	N/A		N/A
Net investment income	1.54	(a)	1.30	1.46	1.18	1.25		1.13
Portfolio turnover (%)	24		54	45	49	64		62
Number of units outstanding at end of period (000 Omitted)	879		948	1,156	1,349	1,511		1,688

	Total Return Variable Account
	Compass 3
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004		2003
Per unit data: (d)
Net asset value — beginning of period	$51.169		$49.947	$45.236	$44.592	$40.597		$35.160

Investment income	$0.903		$1.770	$1.645	$1.450	$1.375		$1.200
Expenses	(0.561)		(1.165)	(1.051)	(1.019)	(0.929)		(0.823)

Net investment income	$0.342		$0.605	$0.594	$0.431	$0.446		$0.377
Net realized and unrealized gain (loss) on investments and foreign currency	(4.130)		0.617	4.117	0.213	3.549		5.060

Change in unit value	$(3.788)		$1.222	$4.711	$0.644	$3.995		$5.437

Unit value:
Net asset value — end of period	$47.381		$51.169	$49.947	$45.236	$44.592		$40.597

Total Return (%) (k)(r)(s)	(7.40	)(n)	2.45	10.42	1.45	9.84	(b)	15.46
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.30	(a)	2.27	2.29	2.27	2.26		2.25
Expenses after expense reductions (f)	2.25	(a)	2.26	N/A	N/A	N/A		N/A
Net investment income	1.37	(a)	1.18	1.28	0.97	1.07		1.01
Portfolio turnover (%)	24		54	45	49	64		62
Number of units outstanding at end of period (000 Omitted)	90		107	142	217	315		453

Financial Highlights — continued

	Total Return Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/08 (unaudited)		Years Ended 12/31
			2007	2006	2005	2004		2003
Per unit data: (d)
Net asset value — beginning of period	$24.850		$24.220	$21.903	$21.559	$19.599		$16.949

Investment income	$0.446		$0.849	$0.812	$0.710	$0.676		$0.575
Expenses	(0.258)		(0.527)	(0.484)	(0.457)	(0.425)		(0.376)

Net investment income	$0.188		$0.322	$0.328	$0.253	$0.251		$0.199
Net realized and unrealized gain (loss) on investments and foreign currency	(2.011)		0.308	1.989	0.091	1.709		2.451

Change in unit value	$(1.823)		$0.630	$2.317	$0.344	$1.960		$2.650

Unit value:
Net asset value — end of period	$23.027		$24.850	$24.220	$21.903	$21.559		$19.599

Total Return (%) (k)(r)(s)	(7.34	)(n)	2.60	10.58	1.60	10.00	(b)	15.64
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.15	(a)	2.12	2.14	2.12	2.11		2.10
Expenses after expense reductions (f)	2.10	(a)	2.11	N/A	N/A	N/A		N/A
Net investment income	1.53	(a)	1.28	1.44	1.17	1.24		1.11
Portfolio turnover (%)	24		54	45	49	64		62
Number of units outstanding at end of period (000 Omitted)	3,889		4,116	4,695	5,462	5,646		5,946

(a)	Annualized.
(b)	The variable account’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per unit data are based on average number of units outstanding during each year.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Notes to Financial Statements (unaudited)

(1)	Business and Organization

Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. The variable accounts operate as open-end management investment companies as those terms are defined in the Investment Company Act of 1940, as amended.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The High Yield Variable Account can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Capital Appreciation Variable Account, Global Governments Variable Account, High Yield Variable Account, and Total Return Variable Account can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund’s use of amortized cost is subject to the fund’s compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable accounts’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable accounts’ valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable accounts’ net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable accounts’ net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the variable accounts’ foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the

Notes to Financial Statements (unaudited) — continued

type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable accounts’ net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the variable accounts’ net asset value may differ from quoted or published prices for the same investments.

The variable accounts adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Various inputs are used in determining the value of each variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing each variable account’s assets or liabilities carried at market value:

Capital Appreciation Variable Account:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$151,016,283	$16,746,847	$—	$167,763,130
Other Financial Instruments	$—	$—	$—	$—

Global Governments Variable Account:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,493	$8,520,459	$—	$8,521,952
Other Financial Instruments	$4,912	$—	$—	$4,912

Government Securities Variable Account:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$66,143,025	$—	$66,143,025
Other Financial Instruments	$(10,995)	$—	$—	$(10,995)

High Yield Variable Account:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,230,937	$43,242,160	$—	$44,473,097
Other Financial Instruments	$(1,099)	$(170,474)	$—	$(171,573)

Money Market Variable Account:

	Level 1	Level 2	Level 3	Total
Investments in Securities		$$42,997,952	$—	$42,997,952
Other Financial Instruments	$—	$—	$—	$—

Total Return Variable Account:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$76,737,581	$61,074,443	$—	$137,812,024
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – Each variable account may enter into repurchase agreements with institutions that the variable accounts’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The variable accounts require that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the variable accounts to obtain those securities in the event of a default under the repurchase agreement. The variable accounts monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable accounts under each such repurchase agreement. The variable account and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – Certain variable accounts invest in inflation-adjusted debt securities issued by the U.S. Treasury. The variable accounts may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of

Notes to Financial Statements (unaudited) — continued

securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – Certain variable accounts may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the variable accounts use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On certain over-the-counter derivatives, the variable account attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the variable account the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the variable account’s credit risk to such counterparty equal to any amounts payable by the variable account under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the variable account and the applicable counterparty. Derivative instruments include purchased options and forward foreign currency exchange contracts for the Global Governments Variable Account, futures contracts for the Government Securities Variable Account and swap agreements and forward foreign currency exchange contracts for the High Yield Variable Account.

Purchased Options – Certain variable accounts may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the variable accounts’ exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – Certain variable accounts may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the variable accounts are required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the variable account each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the variable account. Upon entering into such contracts, the variable accounts bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – Certain variable accounts may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The variable accounts may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The variable accounts may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts’ portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – Certain variable accounts may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The High Yield Variable Account holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The variable accounts may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Notes to Financial Statements (unaudited) — continued

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the variable account’s use of and accounting for derivative instruments and the effect of derivative instruments on the variable account’s results of operations and financial position. Management is evaluating the application of the Standard to each variable account, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on each variable account’s financial statements.

Loans and Other Direct Debt Instruments – Certain variable accounts may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the variable account to supply additional cash to the borrower on demand. At June 30, 2008, the High Yield variable account had unfunded loan commitments of $8,611, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the variable account. The market value and obligation of the variable account on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under each variable accounts’ organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the variable account. Additionally, in the normal course of business, the variable account enters into agreements with service providers that may contain indemnification clauses. The variable accounts’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the variable account that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Certain variable accounts earn certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the variable account is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The variable accounts may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the variable accounts or in unrealized gain/loss if the security is still held by the variable accounts. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The variable accounts’ custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the variable account. This amount, for the six months ended June 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Federal Income Taxes – The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country’s tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

(3)	Contract Charges

The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account, and Total Return Variable Account attributable to such contracts.

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to such contracts. Contracts are transferred from Compass 3 to Compass 3 – Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract’s accumulation account and paid the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution

Notes to Financial Statements (unaudited) — continued

expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

(4)	Annuity Reserves

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between February 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

(5)	Transactions with Affiliates

Investment Adviser – Each variable account has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the variable accounts. The management fee is computed daily and paid monthly at the following annual rates based on a percentage of each variable accounts’ average daily net assets:

	Annual Rate of Management Fee Based on Average Daily Net Assets Not Exceeding $300 Million		Annual Rate of Management Fee Based on Average Daily Net Assets In Excess of $300 Million		Effective Management Fees
Capital Appreciation Variable Account	0.75%		0.675%		0.75%
Global Governments Variable Account	0.75%		0.675%		0.75%
Government Securities Variable Account	0.55%		0.495%		0.55%
High Yield Variable Account	0.75	%(a)	0.675%		0.70%
Money Market Variable Account	0.50	%(b)	0.50	%(b)	0.50%
Total Return Variable Account	0.75%		0.675%		0.75%

(a)	The investment adviser had agreed to reduce its management fee to 0.70% for the first $300 million of average daily net assets. This written agreement will continue through April 30, 2010, unless changed or rescinded by the variable accounts’ Board of Managers. This management fee reduction amounted to $11,834, which is shown as a reduction of total expenses in the Statement of Operations.
(b)	The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement may be rescinded only upon consent of the variable accounts’ Board of Managers. For the six months ended June 30, 2008, the Money Market Variable Account’s average daily net assets did not exceed $500 million, and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay each variable accounts’ operating expenses, exclusive of certain expenses and charges, such that total operating expenses do not exceed 1.25% annually of the average daily net assets of each variable account. These agreements are contained in the investment advisory agreement between MFS and the variable accounts and may not be rescinded without shareholder approval. For the six months ended June 30, 2008, this reduction amounted to $39,432 for the Global Governments Variable Account and is reflected as a reduction of total expenses in the Statement of Operations. Each of the other variable accounts did not exceed the limit and therefore, the investment adviser did not pay any portion of the variable accounts’ expenses. In addition, the investment adviser has agreed in writing to pay a portion of the operating expenses of the variable accounts listed below, exclusive of certain expenses and charges, such that total annual operating expenses of these variable accounts do not exceed the expense limitations indicated below, based on the average daily net assets of such variable accounts. These written agreements will continue through April 30, 2010, unless changed or rescinded by the variable accounts’ Board of Managers. For the six months ended June 30, 2008, these reductions amounted to the following for each variable account and are reflected as a reduction of the total expenses in the Statement of Operations:

	Expense Limitation		Expense Reduction
Capital Appreciation Variable Account	0.82%		$38,970
High Yield Variable Account	0.90%		13,523
Money Market Variable Account	0.65	%(a)	—
Total Return Variable Account	0.85%		34,858

(a)	The expense limitation noted is effective on September 1, 2008 through April 30, 2010, unless changed or rescinded by the variable accounts’ Board of Managers.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each variable account. Under an administrative services agreement, each variable account partially reimburses MFS the costs incurred to provide these services. Each variable accounts’ is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2008 was equivalent to the following annual effective rate of the variable accounts’ average daily net assets:

	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Percent of average daily net assets	0.0250%	0.1169%	0.0264%	0.0274%	0.0277%	0.0252%

Managers’ and Officers’ Compensation – Each variable account pays compensation to managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers who are affiliated with the

Notes to Financial Statements (unaudited) — continued

Investment Adviser or the Sponsor all of whom receive remuneration for their services to the variable accounts from MFS. Certain officers of the variable accounts are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Other – These variable accounts and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2008, the fees paid to Tarantino LLC were as follows:

Capital Appreciation Variable Account	$652
Global Governments Variable Account	31
Government Securities Variable Account	249
High Yield Variable Account	170
Money Market Variable Account	162
Total Return Variable Account	545

(6)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations were as follows:

	Purchases	Sales
Capital Appreciation Variable Account	$31,455,714	$41,878,517
Global Governments Variable Account	2,337,648	2,159,289
Government Securities Variable Account	2,388,528	3,278,548
High Yield Variable Account	19,000,540	19,888,176
Total Return Variable Account	29,343,663	30,901,631

Purchases and sales of investments for the Money Market Variable Account, exclusive of securities subject to repurchase agreements, aggregated $260,923,708 and $264,021,000, respectively.

Purchases and sales of U.S. government securities, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
Global Governments Variable Account	$1,919,020	$1,476,507
Government Securities Variable Account	12,067,555	14,221,798
High Yield Variable Account	—	361,481
Total Return Variable Account	8,466,937	16,624,823

Notes to Financial Statements (unaudited) — continued

(7)	Participant Transactions

The changes in net assets from changes in numbers of outstanding units were as follows:

	Six Months Ended 6/30/08 (000 Omitted)
	Purchase Payments Received		Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units	Dollars	Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	8	$482	(14)	$(815)	(106)	$(6,302)	(112)	$(6,635)	$(170)	$(6,805)
Compass 3 Contracts	5	185	(18)	(713)	(4)	(151)	(17)	(679)	0 *	(679)
Compass 3 – Level 2 Contracts	45	747	26	417	(194)	(3,159)	(123)	(1,995)	(17)	(2,012)

		$1,414		$(1,111)		$(9,612)		$(9,309)	$(187)	$(9,496)

Global Governments Variable Account
Compass 2 Contracts	1	$11	12	$365	(2)	$(44)	11	$332	$(3)	$329
Compass 3 Contracts	1	21	(1)	(18)	(2)	(66)	(2)	(63)	0 *	(63)
Compass 3 – Level 2 Contracts	2	37	10	163	(19)	(311)	(7)	(111)	(5)	(116)

		$69		$510		$(421)		$158	$(8)	$150

Government Securities Variable Account
Compass 2 Contracts	5	$226	22	$918	(77)	$(3,188)	(50)	$(2,044)	$(191)	$(2,235)
Compass 3 Contracts	2	47	(3)	(93)	(1)	(20)	(2)	(66)	—	(66)
Compass 3 – Level 2 Contracts	9	150	18	298	(44)	(743)	(17)	(295)	(2)	(297)

		$423		$1,123		$(3,951)		$(2,405)	$(193)	$(2,598)

High Yield Variable Account
Compass 2 Contracts	3	$130	(23)	$(912)	(42)	$(1,688)	(62)	$(2,470)	$(59)	$(2,529)
Compass 3 Contracts	1	42	(4)	(105)	(2)	(61)	(5)	(124)	0 *	(124)
Compass 3 – Level 2 Contracts	6	102	18	281	(65)	(1,003)	(41)	(620)	(2)	(622)

		$274		$(736)		$(2,752)		$(3,214)	$(61)	$(3,275)

Money Market Variable Account
Compass 2 Contracts	2	$47	37	$792	(71)	$(1,544)	(32)	$(705)	$(24)	$(729)
Compass 3 Contracts	4	76	(13)	(230)	(3)	(49)	(12)	(203)	0 *	(203)
Compass 3 – Level 2 Contracts	23	306	21	280	(192)	(2,575)	(148)	(1,989)	(18)	(2,007)

		$429		$842		$(4,168)		$(2,897)	$(42)	$(2,939)

Total Return Variable Account
Compass 2 Contracts	8	$393	(21)	$(1,062)	(55)	$(2,801)	(68)	$(3,470)	$(67)	$(3,537)
Compass 3 Contracts	5	252	(16)	(772)	(7)	(316)	(18)	(836)	0 *	(836)
Compass 3 – Level 2 Contracts	39	924	(10)	(237)	(255)	(6,096)	(226)	(5,409)	(42)	(5,451)

		$1,569		$(2,071)		$(9,213)		$(9,715)	$(109)	$(9,824)

	Year Ended 12/31/07 (000 Omitted)
	Purchase Payments Received		Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units	Dollars	Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	14	$843	(65)	$(3,891)	(388)	$(23,761)	(439)	$(26,809)	$(361)	$(27,170)
Compass 3 Contracts	12	478	(50)	(1,999)	(17)	(695)	(55)	(2,216)	0 *	(2,216)
Compass 3 – Level 2 Contracts	105	1,762	(14)	(186)	(798)	(13,454)	(707)	(11,878)	(36)	(11,914)

		$3,083		$(6,076)		$(37,910)		$(40,903)	$(397)	$(41,300)

*	Amount less than $500

Notes to Financial Statements (unaudited) — continued

	Year Ended 12/31/07 (000 Omitted)
	Purchase Payments Received		Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units	Dollars	Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Global Governments Variable Account
Compass 2 Contracts	1	$34	(7)	$(170)	(13)	$(339)	(19)	$(475)	$(3)	$(478)
Compass 3 Contracts	2	62	(3)	(68)	(2)	(65)	(3)	(71)	0 *	(71)
Compass 3 – Level 2 Contracts	6	86	12	175	(89)	(1,372)	(71)	(1,111)	9	(1,102)

		$182		$(63)		$(1,776)		$(1,657)	$6	$(1,651)

Government Securities Variable Account
Compass 2 Contracts	10	$383	(36)	$(1,401)	(243)	$(9,579)	(269)	$(10,597)	$18	$(10,579)
Compass 3 Contracts	5	141	(8)	(234)	(9)	(244)	(12)	(337)	—	(337)
Compass 3 – Level 2 Contracts	23	364	(25)	(406)	(163)	(2,615)	(165)	(2,657)	(4)	(2,661)

		$888		$(2,041)		$(12,438)		$(13,591)	$14	$(13,577)

High Yield Variable Account
Compass 2 Contracts	7	$304	(21)	$(860)	(147)	$(5,999)	(161)	$(6,555)	$(162)	$(6,717)
Compass 3 Contracts	4	115	(10)	(311)	(7)	(192)	(13)	(388)	0 *	(388)
Compass 3– Level 2 Contracts	18	283	(85)	(1,383)	(128)	(2,050)	(195)	(3,150)	(6)	(3,156)

		$702		$(2,554)		$(8,241)		$(10,093)	$(168)	$(10,261)

Money Market Variable Account
Compass 2 Contracts	8	$165	184	$3,917	(233)	$(4,971)	(41)	$(889)	$(66)	$(955)
Compass 3 Contracts	11	190	(59)	(1,035)	(19)	(326)	(67)	(1,171)	(7)	(1,178)
Compass 3 – Level 2 Contracts	54	708	306	4,017	(458)	(6,003)	(98)	(1,278)	(34)	(1,312)

		$1,063		$6,899		$(11,300)		$(3,338)	$(107)	$(3,445)

Total Return Variable Account
Compass 2 Contracts	10	$543	18	$932	(236)	$(12,501)	(208)	$(11,026)	$(2)	$(11,028)
Compass 3 Contracts	14	733	(28)	(1,444)	(21)	(1,098)	(35)	(1,809)	0 *	(1,809)
Compass 3 – Level 2 Contracts	93	2,319	82	2,074	(754)	(18,828)	(579)	(14,435)	(133)	(14,568)

		$3,595		$1,562		$(32,427)		$(27,270)	$(135)	$(27,405)

*	Amount less than $500

(8)	Line of Credit

The variable accounts and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the variable accounts and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2008, the variable accounts’ commitment fee and interest expense are included in miscellaneous expense on the Statement of Operations and were as follows:

	Commitment fee	Interest expense
Capital Appreciation Variable Account	$463	$—
Global Governments Variable Account	21	—
Government Securities Variable Account	172	—
High Yield Variable Account	117	—
Money Market Variable Account	113	—
Total Return Variable Account	377	—

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Custodian

State Street Bank and Trust Company

225 Franklin Street, Boston, MA 02110-2875

Board Review of Investment Advisory Agreement

A discussion regarding the Board’s most recent review and renewal of each variable account’s Investment Advisory Agreement with MFS will be available on or about November 1, 2008 by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of the MFS Web site (mfs.com).

Proxy Voting Policies and Information

A general description of the variable accounts’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts’ Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The accounts’ Form N-Q is available on the EDGAR database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

cous-sem-8/08

Sun Life Financial Distributors Inc.

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CAPITAL APPRECIATION VARIABLE ACCOUNT

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: August 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2008

* Print name and title of each signing officer under his or her signature.